UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE  68131
(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.
Kiewit Plaza
Omaha, NE  68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2009 to September 30, 2009

Item 1.  Reports To Unitholders.

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

KIEWIT INVESTMENT FUND LLLP
Semi-Annual Report September 30, 2009

Investment Adviser
Hall Capital Partners LLC

www.kiewitinvestmentfund.com

LETTER TO UNITHOLDERS
September 30, 2009

Dear Unitholder:

For the semi-annual period covered by this report, April 1, 2009 through September 30, 2009, the Fund had a total return of 28.26% compared to the Fund’s Balanced Benchmark1, which was up 23.07%.   We will discuss performance in more detail in the next section of this letter.

As we look back, it is hard to believe that only a year ago we, as investors, were standing at the precipice of economic turmoil without even a clear sense of the depth of the drop.  Global markets have since moved away from apocalyptic scenarios, but we still believe that caution is warranted.  During the period covered by this report we saw a broad based market rally with more speculative assets, such as emerging markets equities and high yield bonds, increasing the most dramatically.  Despite the improvement over the last two quarters, unresolved fundamental issues continue to lurk in many areas of the global economy.  This type of investment landscape may create opportunites for the Fund’s managers as they draw on their experience at navigating the risks of investing during volatile markets.  We continue to monitor factors that impact the Fund’s individual investments such as valuations in equity markets and credit markets as well as the major global economic developments that impact the greater financial system.

Global stimulus efforts during the recent crisis are unprecedented, including loans, guarantees, purchases, tax cuts and direct government spending in both the US and emerging market economies such as China.  These stimulus efforts have aided the fight against the greatest economic turmoil in recent memory.  Discussions of exit strategies and additional government regulation have begun as central banks and supranational organizations contemplate the future of the global economy.  Regulatory bodies still face major concerns and a delicate balancing act between inflationary and deflationary pressures. Federal Reserve Chairman Ben Bernanke currently has the delicate task of creating an exit strategy for the web of government stimulus programs without disrupting a fledgling recovery.

The recent market improvements have given investors a much needed chance to catch their breath and reevaluate investment portfolios.  Looking ahead, investors will need to be more diligent and more focused than ever to invest successfully in a dramatically changed (and still changing) investment landscape.  We are encouraged by the beginnings of what appears to be an economic turnaround but we still expect many speed bumps along a long path back to recovery.  We believe the recovery will be complicated and uneven, leaving us and our managers ample opportunities to roll up our sleeves and seek out investments that have the potential to offer support on the downside and compelling upside potential. For example, there are situations where overleveraged companies need to restructure their balance sheet, and we believe the Fund’s credit focused managers are well positioned to seek to benefit from some of these more complex, misunderstood, or just plain messy restructurings that may be avoided by other market participants.

__________________
1  The Balanced Benchmark is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund’s actual asset allocation) might use to create a balanced portfolio to manage their own assets.   It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. One cannot invest directly in an index.

Performance
In the Summary section we reported performance for the semi-annual report period.  The Fund’s performance for the 6 months,
12 months ended September 30, 2009 and since inception in comparison to the Balanced Benchmark is:

	6 Months	1-Year	Average Annualized Since Inception	Cumulative Since Inception†
Fund, net of fees and expenses	28.26%	2.49%	1.45%	6.08%
Benchmark††	23.07%	1.02%	1.87%	7.92%

†	The Fund commenced investment operations on August 24, 2005.
††	The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes.
Investments cannot be made directly into the Balanced Benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.

All of the Fund’s asset allocation categories were positive contributors during the semi-annual period, with returns generated mainly by investments in equities (both US and International) and hedge funds.

The two components of the Balanced Benchmark also had positive performance in the semi-annual period.  The Russell 3000 Index, a broad US equity index which constitutes 60% of the Balanced Benchmark, was up 35.87% in the period and the Barclays Capital Aggregate Bond Index, a broad debt index which constitutes 40% of the Balanced Benchmark, was up 5.60%.

As indicated above, the Fund outperformed relative to the Balanced Benchmark for the semi-annual period but the Fund’s average annualized performance remains slightly below the benchmark since inception.  As we have noted before, international and emerging markets equities are not part of the Balanced Benchmark; however, approximately 29% of the Fund is invested with managers who hold international and emerging markets equities.  In contrast to the prior semi-annual period, international and emerging equity markets considerably outperformed U.S. equities in the period, driving a portion of the Fund’s outperformance of the benchmark.  The MSCI EAFE2  (a broad index of international developed markets) was up 49.85% over the semi-annual period versus the Russell 3000, which as previously noted was up 35.87%.

__________________
2  The MSCI EAFE index is the Morgan Stanley Capital International Europe, Australasia and Far East index, and is a broad benchmark of the developed markets, excluding the United States. One cannot invest directly in an index.

Asset Allocation *
The Fund seeks to diversify its holdings by investing across various asset categories.  The Fund’s Asset Allocation as of September 30, 2009 is shown below.

*	Fund holdings and asset allocations vary through the year and may change at any time.
#	Short-term investments include cash/cash equivalents and liabilities in excess of other assets.

Investments
As of September 30, 2009, approximately 47% of the Fund’s assets were managed by three sub-advisers:  Payden & Rygel (Cash and Fixed income), SSgA Funds Management, Inc. (Passive U.S. Equities) and Pzena Investment Management, LLC (Active U.S. Equities).  The remaining assets, approximately 53% of the Fund, were allocated by Hall Capital Partners to various strategies, which are also detailed in the Summary Schedule of Investments:

Strategy	Fund
Active Domestic Equity	ValueAct Capital Partners II, L.P.

Active International and Global Equities	Dodge & Cox Global Stock Fund Harris Associates International Value L.P. Longleaf Partners International Fund Walter Scott International Fund, LLC Liberty Square Strategic Partners IV (Asia), L.P.

Hedge Funds - Absolute Return[3]	Canyon Value Realization Fund, L.P. GoldenTree Credit Opportunities, L.P. Perry Partners, L.P. Taconic Opportunity Fund L.P.

Hedge Funds - Equity Hedge[4]	Lansdowne European Strategic Equity Fund, L.P. Royal Capital Value Fund (QP), L.P.

__________________
3  Absolute return funds seek to generate positive annual returns with low volatility in all market environments.
4  Equity hedge managers typically buy “long” or sell “short” U.S. and global equities.  These equity hedge investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are often more correlated to the returns of equity markets than absolute return strategies.

The next report on the Fund will be the annual report as of March 31, 2010.  We look forward to the opportunity to discuss the Fund again with you in our next report.

Sincerely,

Kathryn A. Hall
Hall Capital Partners LLC – Fund Adviser

Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities.

An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. The Fund may not be suitable for all investors.

Investments by the Fund in Alternative Investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds sometimes engage in leveraging and other speculative investment practices.  Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, and greater volatility.

Distributed by Quasar Distributors, LLC (11/2009)

KIEWIT INVESTMENT FUND LLLP
PERFORMANCE INFORMATION (Unaudited)

Total Return For the Fund for the Six Months Ended September 30, 2009	28.26%
Total Return For the Balanced Benchmark for the Six Months Ended September 30, 2009*	23.07%
Average Annual Total Return For the Fund Since Inception	1.45	%†
Average Annual Total Return For the Balanced Benchmark Since Inception*	1.87	%†

Portfolio Summary as of September 30, 2009
Pzena Investment Management, LLC
Percentage
Top Five Common Stocks	of Net Assets (b)
Northrop Grumman Corp	0.4%
Boeing Co.	0.3
Allstate Corp.	0.3
J.C. Penney Co., Inc.	0.3
Torchmark Corp	0.3
Total	1.6%

SSgA Funds Management, Inc.
Percentage
Top Five Common Stocks	of Net Assets (b)
Exxon Mobil Corp	0.7%
Microsoft Corp.	0.4
General Electric Co.	0.3
Procter & Gamble Co.	0.3
Johnson & Johnson	0.3
Total	2.0%

Payden & Rygel
Percentage
Top Five Short-Term Investments #	of Net Assets (b)
Federal Agricultural Mortgage Corp. Discount Note
0.00%, due 10/22/09 (a)	0.9%
Federal National Mortgage Association Discount Note
0.00%, due 11/02/09 (a)	0.9
Federal Home Loan Bank System Discount Note
0.00%, due 01/21/10 (a)	0.7
Federal Farm Credit Bank
0.90%, due 12/16/09	0.6
Federal Home Loan Mortgage Corp. Discount Note
0.00%, due 11/23/09 (a)	0.5
Total	3.6%

Payden & Rygel
Percentage
Top Five Fixed Income Investments	of Net Assets (b)
Federal National Mortgage Association
5.00%, due 10/25/39, TBA	0.6%
Federal National Mortgage Association
5.50%, due 03/01/37	0.5
U.S. Treasury Notes
3.00%, due 08/31/16	0.5
U.S. Treasury Bond
0.88%, due 04/15/10	0.4
Government National Mortgage Association
6.50%, due 10/20/37	0.4
Total	2.4%

Asset Allocation by Adviser/Sub-Adviser
as of September 30, 2009
(as a percentage of Net Assets)

*
The Benchmark is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund's actual asset allocation) might use to create a balanced portfolio to manage  their own assets.  It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.  The Benchmark does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Benchmark. One cannot invest directly in an index.

†	The Fund commenced investment operations on August 24, 2005.
#	Short-term Investments include cash/cash equivalents and liabilities in excess of other assets.
(a)	Zero coupon security - rate disclosed is the yield as of September 30, 2009.
(b)	The percentage of net assets shown is the percentage of Fund net assets managed by the respective Sub-Adviser.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Fair Value	Percentage of Net Assets
EQUITY INVESTMENTS
Common Stocks (Active & Passive Domestic Equities)
Consumer Discretionary
J.C. Penney Co., Inc.	15,295	$516,206	0.3%
Other**	186,194	4,924,410	3.1%
		5,440,616	3.4%
Consumer Staples
Procter & Gamble Co./The	9,125	528,520	0.4%
Other**	126,411	3,901,490	2.4%
		4,430,010	2.8%
Energy
Apache Corp.	4,698	431,417	0.3%
Chevron Corp.	6,287	442,793	0.3%
Exxon Mobil Corp.	15,265	1,047,332	0.7%
Other**	91,179	2,964,817	1.7%
		4,886,359	3.0%
Financials
Allstate Corp./The	17,695	541,821	0.4%
Bank of America Corp.	44,760	757,339	0.5%
Citigroup, Inc.	117,434	568,381	0.4%
JPMorgan Chase & Co.	18,168	796,122	0.5%
Morgan Stanley	12,756	393,905	0.3%
Torchmark Corp.	11,300	490,759	0.3%
UBS AG*	23,575	431,658	0.3%
Wells Fargo & Co.	14,920	420,446	0.3%
Other**	191,599	4,870,032	2.8%
		9,270,463	5.8%
Health Care
Johnson & Johnson	12,441	757,533	0.5%
Pfizer, Inc.	21,174	350,430	0.2%
Other**	157,091	5,062,423	3.1%
		6,170,386	3.8%
Industrials
Boeing Co.	11,912	645,035	0.4%
General Electric Co.	33,215	545,390	0.4%
Northrop Grumman Corp.	11,295	584,516	0.4%
Tyco Electronics Ltd.*	17,175	382,659	0.2%
Other**	93,941	3,489,143	2.1%
		5,646,743	3.5%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Fair Value	Percentage of Net Assets
Information Technology
Alcatel-Lucent ADR*	95,625	$429,356	0.3%
Apple, Inc.*	2,798	518,665	0.4%
CA, Inc.	20,091	441,801	0.3%
Cisco Systems, Inc.*	18,000	423,720	0.3%
International Business Machines Corp.	4,144	495,664	0.3%
Microsoft Corp.	35,582	921,218	0.6%
Other**	253,537	5,176,316	3.1%
		8,406,740	5.3%
Materials
Other**	41,966	1,436,523	0.9%

Telecommunication Services
AT&T, Inc.	18,503	499,766	0.3%
Verizon Communications, Inc.	8,917	269,918	0.2%
Other**	31,161	264,922	0.2%
		1,034,606	0.7%
Utilities
Other**	56,831	1,738,071	1.1%

Total Common Stocks (Active & Passive Domestic Equities)
(Cost $46,113,000)		48,460,517	30.3%

Investment Companies (Active International & Global Equities)
Dodge & Cox Global Stock Fund	1,359,408	10,467,440	6.5%
Longleaf Partners International Fund	614,161	8,266,603	5.2%
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		18,734,043	11.7%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Cost	Fair Value	Percentage of Net Assets
Partnerships (Active Domestic & International Equities)(a)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.	$2,044,684	$1,673,000	1.0%
Partnership (Active International Equity)
Harris Associates International Value, L.P	8,000,000	13,160,000	8.2%
Liberty Square Strategic Partners IV (Asia), L.P.	6,200,000	3,860,000	2.4%
Walter Scott International Fund, LLC	9,100,000	11,308,000	7.1%
Total Partnerships (Active Domestic & International Equities)
(Cost $ 25,344,684)		30,001,000	18.7%

TOTAL EQUITY INVESTMENTS
(Cost $87,507,684)		97,195,560	60.7%

ALTERNATIVE ASSETS(a)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.	9,000,000	10,812,000	6.7%
GoldenTree Credit Opportunities, L.P.	3,500,000	2,696,000	1.7%
Perry Partners, L.P.	6,319,727	6,352,000	4.0%
Taconic Opportunity Fund L.P.	7,750,000	8,253,000	5.1%
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.	3,500,000	4,458,000	2.8%
Royal Capital Value Fund (QP), L.P.	3,500,000	4,287,000	2.7%
TOTAL ALTERNATIVE ASSETS
(Cost $33,569,727)		36,858,000	23.0%

	Principal Amount	Fair Value	Percentage of Net Assets
FIXED INCOME INVESTMENTS
Corporate Bonds
Consumer Discretionary
Other**	$695,000	$740,506	0.5%
Consumer Staples
Other**	920,000	1,047,078	0.7%
Energy
Chevron Corp
3.95%, due 03/03/14	50,000	52,646	0.0%
Other**	757,000	823,027	0.5%
		875,673	0.5%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal Amount	Fair Value	Percentage of Net Assets
Financials
Bank of America Corp.
5.75%, due 12/01/17	$50,000	$49,909	0.0%
JPMorgan Chase & Co.
0.85%, due 12/02/10	100,000	100,782	0.1%
Morgan Stanley Dean Witter
6.60%, due 04/01/12	75,000	81,502	0.1%
Wells Fargo & Co.
4.38%, due 01/31/13	20,000	20,653	0.0%
5.63%, due 12/11/17	25,000	26,260	0.0%
Other**^	1,839,000	1,911,502	1.2%
		2,190,608	1.4%
Health Care
Pfizer, Inc.
2.25%, due 03/15/11	100,000	102,811	0.1%
6.20%, due 03/15/19	50,000	56,357	0.1%
Other**	835,000	897,003	0.5%
		1,056,171	0.7%
Industrials
Other**	285,000	310,128	0.2%

Information Technology
Cisco Systems, Inc.
5.90%, due 02/15/39	45,000	48,711	0.0%
International Business Machines Corp.
5.88%, due 11/29/32	50,000	55,371	0.0%
Other**	429,000	459,460	0.3%
		563,542	0.3%
Materials
Other**	442,000	463,420	0.3%

Telecommunication Services
Verizon Communications, Inc.
5.25%, due 04/15/13	45,000	48,726	0.0%
5.85%, due 09/15/35	60,000	60,406	0.1%
8.75%, due 11/01/18	35,000	43,724	0.0%
Other**	657,000	729,201	0.4%
		882,057	0.5%
Utilities
Other**	564,000	599,391	0.4%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal Amount	Fair Value	Percentage of Net Assets
Foreign Government Securities
Other**	$1,093,000	$1,205,410	0.8%
Municipal Bonds
California – Other**	70,000	77,803	0.0%
Supranational
Other**	100,000	100,738	0.1%

U.S. Government Agency Mortgage-Backed Securities
Federal Home Loan Mortgage Corp.
5.50%, due 10/01/37	520,011	545,064	0.3%
6.00%, due 11/01/36	400,835	424,284	0.3%
		969,348	0.6%
Federal National Mortgage Association
5.00%, due 06/01/33	508,712	528,385	0.3%
5.00%, due 09/01/33	564,445	585,988	0.4%
5.00%, due 10/25/39, TBA	860,000	888,218	0.6%
5.50%, due 03/01/37	839,235	880,191	0.5%
5.50%, due 04/01/34	452,680	476,455	0.3%
5.50%, due 04/01/36	342,506	359,703	0.2%
5.50%, due 05/01/34	76,859	80,863	0.1%
5.87%, due 12/01/36 (b)	136,479	144,321	0.1%
		3,944,124	2.5%
Government National Mortgage Association
5.50%, due 01/15/39	860,735	904,847	0.6%
5.50%, due 09/15/38	304,501	320,369	0.2%
6.00%, due 01/15/39	606,199	641,245	0.4%
6.00%, due 07/15/38	463,851	490,668	0.3%
6.50%, due 10/20/37	608,833	647,408	0.4%
		3,004,537	1.9%
		7,918,009	5.0%
U.S. Government Agency Securities
Federal Home Loan Bank System
0.40%, due 02/19/10 (b)	500,000	500,175	0.3%
4.00%, due 09/06/13	20,000	21,358	0.0%
		521,533	0.3%
Federal National Mortgage Association
0.40%, due 02/12/10 (b)	500,000	500,138	0.3%
2.75%, due 03/13/14	309,000	313,771	0.2%
3.00%, due 09/16/14	50,000	50,826	0.0%
		864,735	0.5%
		1,386,268	0.8%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal Amount	Fair Value	Percentage of Net Assets
U.S. Treasury Securities
U.S. Treasury Bond
0.88%, due 04/15/10(d)	$600,000	$682,263	0.4%

U.S. Treasury Notes
2.75%, due 02/15/19(d)	390,000	372,176	0.2%
3.00%, due 08/31/16	787,000	791,673	0.5%
3.13%, due 08/31/13	230,000	241,051	0.2%
3.63%, due 10/31/09(d)	50,000	50,140	0.0%
3.88%, due 05/15/18	32,000	33,537	0.0%
		1,488,577	0.9%
		2,170,840	1.3%
TOTAL FIXED INCOME INVESTMENTS
(Cost $20,713,312)		21,587,642	13.5%

SHORT-TERM INVESTMENTS
Commercial Paper
JPMorgan Chase & Co.
0.15%, 10/1/09	256,776	256,776	0.2%

U.S. Government Agency Securities
Federal Agricultural Mortgage Corp. Discount Note
0.00%, due 10/22/09 (c)	1,500,000	1,499,885	0.9%
Federal Farm Credit Bank
0.90%, due 12/16/09	1,000,000	1,001,248	0.6%
Federal Home Loan Bank System Discount Note
0.00%, due 10/14/09 (c)	600,000	599,980	0.4%
0.00%, due 01/21/10 (c)	1,150,000	1,149,642	0.7%
0.00%, due 03/26/10 (c)	140,000	139,897	0.1%
0.00%, due 07/14/10 (c)	450,000	449,178	0.3%
Federal Home Loan Mortgage Corp. Discount Note
0.00%, due 11/23/09 (c)	800,000	799,906	0.5%
0.00%, due 02/08/10 (d)	160,000	159,931	0.1%
0.00%, due 07/13/10 (c)	550,000	548,998	0.3%
Federal National Mortgage Association Discount Note
0.00%, due 11/02/09 (c)	1,500,000	1,499,838	0.9%
		5,347,370	3.3%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (Concluded)
AS OF SEPTEMBER 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal Amount	Fair Value	Percentage of Net Assets
U.S. Treasury Securities
U.S. Treasury Bill
0.00%, due 12/10/09	$110,000	$109,986	0.1%
0.00%, due 03/25/10	220,000	219,829	0.1%
		329,815	0.2%
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,427,896)		8,435,094	5.2%

TOTAL INVESTMENTS (102.4%)
(Cost $150,218,619)(e)		164,076,296	102.4%
Liabilities in Excess of Other Assets (-2.4%)		(3,849,729)	(2.4)%
NET ASSETS (100.0%)		$160,226,567	100.0%

Notes to Summary Schedule of Investments:
*	Non-income producing security.
**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings, and in total for any issuer, represent 1% or less of net assets.
^	Aggregate value may include Real Estate Investment Trusts (REITs).
(a)	Securities were valued at fair value — at September 30, 2009, the Fund held $66,859,000 of fair valued securities, representing 41.7% of net assets.
(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2009.
(c)	Zero coupon security — rate disclosed is yield as of September 30, 2009.
(d)	Security has been pledged as collateral for futures contracts.
(e)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
ADR — American Depositary Receipt.
TBA — Security is subjected to delayed delivery.

(in U.S. dollars)
Futures Contracts:

Kiewit Investment Fund LLLP had the following futures contract(s) open at September 30, 2009.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation
Long:
E-mini Russell 2000 Index	1	$60,300	December-09	$1,217
E-mini S&P 500 Index	9	473,805	December-09	7,063
E-mini S&P Midcap 400 Index	1	68,920	December-09	2,140
				$10,420

This Summary Schedule of Investments does not reflefct the complete portfolio holdings of the Fund.  The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009 (Unaudited)

ASSETS:
Investments, at Value (Cost $150,218,619)	$164,076,296
Cash	1,962,959
Receivable from Portfolio Funds	5,165,000
Receivable for Investment Securities Sold	246,188
Dividends and Interest Receivable	240,956
Prepaid Insurance Fee	110,566
Receivable from Unitholders	12,043
Total Assets	171,814,008

LIABILITIES:
Units Redeemed Payable	10,137,043
Payable for Investment Securities Purchased	1,100,390
Advisory and Sub-Advisory Fees Payable	185,526
Administration Fees Payable	76,644
Variation Margin Payable	1,475
Accrued Expenses	86,363
Total Liabilities	11,587,441
Net Assets	$160,226,567

NET ASSETS CONSIST OF:
Paid-in Capital	$161,610,574
Undistributed Net Investment Income	506,097
Accumulated Net Realized Loss	(15,758,200)
Unrealized Appreciation on:
Investments	13,857,676
Futures Contracts	10,420
Net Assets	$160,226,567

Units Outstanding (unlimited units authorized)	10,475.29

Net Asset Value Per Unit	$15,295.67

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (Unaudited)

Investment Income:
Dividends	$437,665
Interest	496,282
Total Income	933,947

Expenses:
Advisory and Sub-Advisory Fees (Note B)	396,292
Directors' and Officers' Fees	180,242
Administration Fees (Note C)	146,901
Legal Fees	96,264
Insurance Fees	55,662
Transfer Agent Fees (Note C)	40,110
Audit Fees	34,093
Printing Fees	22,913
Custodian Fees (Note F)	17,548
Registration and Filing Fees	5,014
Miscellaneous Expenses	13,035
Total Expenses	1,008,074
Net Investment Loss	(74,127)

Net Realized Gain on:
Investments Sold	364,174
Futures Contracts	253,887
Net Realized Gain	618,061

Change in Unrealized Appreciation (Depreciation) on:
Investments	37,036,135
Futures Contracts	(34,427)
Change in Unrealized Appreciation (Depreciation)	37,001,708
Total Net Realized Gain and Change in Unrealized Appreciation	37,619,769
Net Increase in Net Assets Resulting from Operations	$37,545,642

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2009 (Unaudited)	For the Year Ended March 31, 2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(74,127)	$1,549,337
Net Realized Gain (Loss)	618,061	(18,102,927)
Change in Unrealized Appreciation (Depreciation)	37,001,708	(35,916,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,545,642	(52,470,434)

Distributions:
Net Investment Income	(1,001,661)	(3,512,203)

Capital Transactions: (1)
Subscribed	115,000	5,190,000
Redeemed	(10,137,043)	(12,939,368)
Net Decrease in Net Assets from Capital Unit Transactions	(10,022,043)	(7,749,368)
Total Increase (Decrease) in Net Assets	26,521,938	(63,732,005)

Net Assets:
Beginning of Period	$133,704,629	$197,436,634
End of Period	$160,226,567	$133,704,629

Undistributed Net Investment Income Included in End of Period Net Assets	$506,097	$1,581,885

(1) Capital Transactions:
Units Subscribed	8.46	398.31
Units Redeemed	(662.74)	(976.08)
Net Decrease from Capital Unit Transactions	(654.28)	(577.77)

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2009 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$37,545,642
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash provided from Operating Activities:
Purchase of investment securities	(19,303,866)
Proceeds from disposition of investment securities	20,820,092
Proceeds from short-term investment securities, net	(2,408,159)
Increase in receivable for investment securities sold	(117,657)
Decrease in dividends and interest receivable	5,118
Decrease in advance contribution to portfolio fund	4,000,000
Increase in prepaid insurance fee	(67,378)
Decrease in receivable from unitholders	10,362
Increase in receivable from portfolio funds	(1,619,000)
Increase in payable for investment securities purchased	173,443
Increase in advisory and sub-advisory fees payable	42,185
Increase in administration fees payable	29,472
Net change in variation margin	12,935
Decrease in accrued expenses	(25,930)
Net accretion of discounts and premiums	(3,726)
Unrealized appreciation on securities	(37,036,135)
Net realized gain from investments	(364,174)
Net cash provided from operating activities	1,693,224

Cash Flows from Financing Activities:
Decrease in units subscribed receivable	35,000
Increase in units redeemed payable	3,235,906
Proceeds from units subscribed	115,000
Payment on units redeemed	(10,137,043)
Cash distributions paid	(1,001,661)
Net cash used in financing activities	(7,752,798)
Net decrease in cash	(6,059,574)

Cash:
Beginning balance	8,022,533
Ending balance	$1,962,959

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
FINANCIAL HIGHLIGHTS
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

	For the Six Months Ended September 30, 2009 (Unaudited)		For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period August 24, 2005 † to March 31, 2006
Net Asset Value, Beginning of Period	$12,013.46		$16,864.35	$17,432.97	$15,984.27	$15,000.00

Income from Investment Operations:
Net Investment Income (Loss)	(6.66	)(a)	133.32 (a)	281.66 (a)	227.76 (a)	64.03
Net Realized and Unrealized Gain (Loss)	3,378.87		(4,684.21)	(850.28)	1,470.94	920.24
Total from Investment Operations	3,372.21		(4,550.89)	(568.62)	1,698.70	984.27
Less Distributions from:
Net Investment Income	(90.00)		(300.00)	—	(250.00)	—

Net Asset Value, End of Period	$15,295.67		$12,013.46	$16,864.35	$17,432.97	$15,984.27

Total Return	28.26	%**	(27.49)%	(3.26)%	10.65%	6.56	%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$160,227		$133,705	$197,437	$187,631	$159,327
Average Net Assets throughout the Period
(in Thousands)	$149,794		$170,364	$202,648	$174,763	$150,238
Ratio of Expenses to Average Net Assets	1.34	%*	1.17%	1.10%	1.20%	1.58	%*
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.10	)%*	0.91%	1.58%	1.38%	0.70	%*
Portfolio Turnover Rate	13	%**	48%	63%	61%	51	%**

†	Commencement of investment operations.
(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2009 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A.  Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

1.  Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board “FSAB” Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). The objective of a fair value measurement is to determine an exit price.  SFAS 157 defines fair value as the “price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”

SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy under SFAS 157 are as follows:

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Inputs that are quoted prices in active markets for identical assets

Level 2 –	Inputs other than unadjusted quoted prices included in Level 1 that are observable (including quoted prices for similar investments)

Level 3 –	Inputs to valuation that are both unobservable and significant (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2009 carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$75,860,208	$10,420
Level 2 – Other Significant Observable Inputs	21,357,088	—
Level 3 – Significant Unobservable Inputs	66,859,000	—
Total	$164,076,296	$10,420

*	Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

The following table includes a roll forward of the amounts classified within Level 3 for the six months ended September 30, 2009:

Investments in
Securities

Balance as of 3/31/09	$52,293,999
Realized gain	1,126,604
Unrealized gain	13,859,405
Net sales	(421,008)
Balance as of 9/30/09	$66,859,000

For the six months ended September 30, 2009, total change in unrealized gain on Level 3 securities included in the change in net assets was $15,245,008.  Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated SFAS 161 and determined that it will not have a material impact on the Funds’ financial statements. SFAS 161 does, however, require the following disclosures about the Fund’s derivative and hedging activities for the six months ended September 30, 2009:

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

Fair Value of Derivative Instruments for the six months ended September 30, 2009
Derivatives not accounted for as hedging instruments under Statement 133:  Equity Index Futures Contracts

Asset Derivatives:
Statements of Assets and Liabilities Location:  Receivable for variation margin on futures contracts
Unrealized Appreciation:  $10,420*

Liabilities Derivatives:
Statements of Assets and Liabilities Location:  Payable for variation margin on futures contracts

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liablity sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the six months ended September 30, 2009
Derivatives not accounted for as hedging instruments under Statement 133:  Equity Index Futures Contracts
Location of Gain or  (Loss) on Derivatives on the Statements of Operations:  Net realized gain on Futures contracts and Change in net unrealized depreciation on Futures contracts
Realized Gain on Derivatives:  $253,887
Change in Unrealized Depreciation on Derivatives:  $(34,427)

2. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

3.  Real Estate Investment Trusts:

The Fund may invest in both publicly and privately traded real estate investment trusts (“REITs”). REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs can be listed and traded on the national securities exchanges or can be traded privately between individual owners. At September 30, 2009, the Fund held common stock REITs that are included in the Russell 3000 Index.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  Foreign Currency Transactions:

Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments. There were no foreign currency transactions during the six months ended September 30, 2009.

5.  Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

6.  Expenses:

Operating expenses are allocated to the Fund daily on a pro rata basis.

7.  Distributions:

Distributions to unitholders are recorded on the record date determined by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

8.  New Accounting Pronouncement:

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Disclosures of Subsequent Events” (“SFAS 165”). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009. SFAS 165 establishes principles and requirements for evaluating and disclosing subsequent events. Management has evaluated SFAS 165 and determined that it will not have a material impact on the Fund’s financial statements. See Note L.

B.  Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

On August 12, 2009, the Advisory Agreement was continued for a one-year term, and the Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter. The Sub-Advisory Agreements were also continued for a one-year term. The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena Investment Management, LLC (‘‘PIM’’), which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc. (‘‘SSgA FM’’), which is responsible for managing the Fund’s Russell 3000 Index strategy.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

As compensation for its investment advisory services, the Fund pays PIM a sub-advisory fee based on the average net assets managed by PIM, payable monthly, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter.

As compensation for its investment advisory services, the Fund pays Payden & Rygel a sub-advisory fee based on the average net assets managed by Payden & Rygel, payable monthly, at an annual rate of 0.15% for managing cash and equivalent assets, and 0.22% for managing fixed income assets on the first $50,000,000 and 0.15% per annum thereafter.

As compensation for its investment advisory services, the Fund pays SSgA FM a sub-advisory fee based on the average net assets managed by SSgA FM, payable monthly, of 0.08% of the first $50,000,000, 0.06% of the next $50,000,000, and 0.04% per annum thereafter. There is a minimum per annum fee of $50,000.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

C.  Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (‘‘JPMorgan’’) provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $187,011 for the six months ended September 30, 2009.

D.  Distributor: Limited Partnership Units of the Fund (‘‘Units’’) are distributed by Quasar Distributors, LLC (the ‘‘Distributor’’). Kiewit pays the Distributor for its services in connection with the offering of Units.

E.  Investment Professional: Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the ‘‘Investment Professional’’), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications, among others, from the investor: (1) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund, and (2) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.

F.  Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $17,548 for the six months ended September 30, 2009.

G.  Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Concluded)

H.  Purchases and Sales: During the six months ended September 30, 2009, the Fund’s cost of purchases and proceeds from sales totaled $15,250,768 and $15,327,269, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. For the six months ended September 30, 2009, cost of purchases and proceeds from sales of long-term U.S. Government securities were $4,053,098 and $5,470,204 respectively.

At September 30, 2009, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$150,218,619	$23,730,107	$(9,872,431)	$13,857,676

I.  Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

J.  Other:  At September 30, 2009, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by this Unitholder was 45.72%.

K.  Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

L.  Subsequent Event: Subsequent events occurring after November 19, 2009, the date the report was available to be issued, have been evaluated for potential impact to this report.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At an in-person meeting on August  12, 2009, the Board, with the assistance of Fund counsel, considered (1) the continuance of the Investment Advisory Agreement between Hall Capital Partners LLC (“Hall Capital” or “Adviser”) and the Fund (the “Advisory Agreement”) and (2) the continuance of the Sub-Investment Advisory Agreements among the Fund, Hall Capital and Payden & Rygel (“Payden”); the Fund, Hall Capital and Pzena Investment Management, LLC (“Pzena”); and the Fund, Hall Capital and SSgA Funds Management, Inc. (“SSgA”) (collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”).

The following discussion is not intended to be all-inclusive.  With respect to the Advisory Agreement and Sub-Advisory Agreements, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its Audit Committee held during the course of the year.  There were several discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on August 12th.

In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements.  The Board did not identify any particular information that was all-important or controlling.  The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors believed to be relevant although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In preparation for the August 12, 2009 meeting, the Board members discussed Hall Capital and each Sub-Adviser and their performance.  In addition, the Board appointed one Director to lead the process of requesting and gathering information from the Adviser and the Sub-Advisers and coordinating the overall process in connection with the renewal of the Advisory Agreement and the Sub-Advisory Agreements.  During the period leading up to the meeting, this Director held discussions with the Adviser and Sub-Advisers as deemed necessary and reported to the Board.  The Board received written information from the Adviser and each Sub-Adviser prior to the meeting.  The Board also received a report prepared by Lipper Inc., an independent consultant, that consisted of detailed fee, expense and performance information for the sub-advisers and a comparison of the fees and performance of the Fund to other unaffiliated funds selected by Lipper as similar to the Fund (the "Comparable Group").

At the August 12th in-person meeting, the Board evaluated, among other things, the information provided by Hall Capital and each Sub-Adviser as well as a discussion held with representatives of the Adviser and each Sub-Adviser and answers to questions posed by the Board to these representatives.  In response to specific requests from the Directors, Hall Capital and the Sub-Advisers furnished information concerning a variety of matters, including, (1) details concerning the nature, extent and quality of the services provided by Hall Capital and the Sub-Advisers; (2) the investment performance of the Fund as a whole and of the portion of the Fund’s assets advised by each Sub-Adviser; (3) the advisory fees, sub-advisory fees and total expenses of the Fund; (4) an assessment as to whether any economies of scale existed in connection with the operation of the Fund; and (5) information concerning costs of services provided to the Fund incurred by Hall Capital and the Sub-Advisers, including any direct or indirect benefits (such as soft dollars) received by Hall Capital, the Sub-Advisers or their respective affiliates as a result of their relationship with the Fund.  In addition, the Board also evaluated the information contained in the report prepared by Lipper.

Below is a discussion of certain information evaluated by the Board as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for approval.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by Hall Capital and the Sub-Advisers

Hall Capital

The Board reviewed the nature, quality and extent of services provided by Hall Capital to the Fund.  In making its evaluation with respect to the Advisory Agreement, the Board considered that, subject to the supervision and approval of the Board, Hall Capital is responsible for developing, implementing and supervising the Fund’s investment program, including managing the portion of the Fund’s assets invested in portfolio investment funds and  recommending sub-advisers to manage the Fund’s assets.  The Board concluded that it was satisfied with the services provided by Hall Capital under the Advisory Agreement and that there was a reasonable basis on which to conclude that Hall Capital, given its substantial investment management experience, would continue to provide high quality investment advisory services to the Fund.

Sub-Advisers

The Board reviewed the nature, quality and extent of services provided by each Sub-Adviser.  In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under each Sub-Advisory Agreement, the respective Sub-Adviser is responsible for managing a portion of the Fund’s assets, including the purchase, retention and disposition of the investments, securities and cash contained in its portion of the portfolio, in accordance with the Fund’s investment objective and strategies as stated in its Prospectus and Statement of Additional Information.  In connection with these responsibilities and duties, the Board considered the fact that each Sub-Adviser is responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program of investment evaluation; (2) furnishing Hall Capital or the Fund with statistical information with respect to its investments as requested; (3) apprising the Fund of any important material developments and furnishing the Fund with such information as it believes is appropriate for this purpose; and (4) implementing all purchases and sales of investments for the portion of Fund assets it advises in a manner consistent with its policies.

Taking into account the Adviser’s evaluation and recommendation of the continuation of each Sub-Advisory Agreement, the Board concluded that it was satisfied with the services provided by each of the Sub-Advisers under its Sub-Advisory Agreement and concluded that there was a reasonable basis on which to conclude that each Sub-Adviser would continue to provide satisfactory investment sub-advisory services to the Fund.

Investment Performance

One element of the nature and quality of services is investment performance.  The Board reviewed information with respect to the Fund’s performance compared to its benchmark for the one year period ended March 31, 2009, as well as additional information through the quarter ended June 30, 2009.  The Board also evaluated information contained in a report prepared by Lipper that consisted of detailed performance information for the Fund and that compared its performance and the performance of the portion of the Fund’s assets managed by each Sub-Adviser with the Comparable Group.  In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Comparable Group and to prepare this information.  The Board was also provided with statistics for the benchmark returns for various broad market indicators.  In reviewing the performance of the Fund, the Board also considered the Fund’s operating history, the size of the Fund, and the fact that it is designed to serve as a long-term investment vehicle for current and former employees of Peter Kiewit Sons’, Inc. and its affiliated companies and members of their immediate families.  In addition, the Board noted that it regularly reviews the Fund’s performance at quarterly meetings.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

The Board reviewed the performance of the Adviser and each Sub-Adviser separately.  Based on its review, the Board concluded that the recent and historical performance of the Fund, as compared to the performance of the funds in the Comparable Group, was satisfactory.

Advisory Fees, Sub-Advisory Fees and Total Expenses

The Board considered the advisory fee paid by the Fund to Hall Capital as well as the sub-advisory fees paid by the Fund to the Sub-Advisers.  To assist the Board in its evaluation, the Board reviewed information provided by Lipper that included fee information for the Adviser and Sub-Advisers, including contractual management fees and total Fund operating expenses, and compared it against the Comparable Group.  The Board also evaluated information it received from the Adviser and each Sub-Adviser regarding similar accounts they manage for other clients and the fees charged to those accounts.  The Board reviewed the Fund’s expense structure in light of the complexity of the Fund and its operations and recognized that neither the Adviser nor the Sub-Advisers were directly responsible for expenses other than their advisory fees, which made the comparative information less useful than for a fund that employs a single adviser and that does not invest in alternative asset classes.

When measured against the Comparable Group, the Board noted that Payden’s contractual fee rate for managing the cash portion was within the average rate, that SSgA’s contractual fee rate for managing the Fund’s passive U.S. equity investments was below the average rate, that Payden’s contractual fee rate for managing the Fund’s fixed income assets was slightly above the average and that Pzena’s contractual fee rate for managing the Fund’s active U.S. equity investments was above the average.  For Hall Capital, the Board recognized the limitations of the peer comparisons, and considered its contractual fee to be reasonable separately and to be below average when aggregate fund management fees and related expenses were compared to those of comparable funds.

Based on this review, the Board concluded that the investment advisory fee rates and expense levels and the historical performance of the Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the Comparable Group, were satisfactory for the purposes of approving the Advisory Agreement and each Sub-Advisory Agreement.

Costs of Services Provided and Profitability

The Board requested and received information with respect to the costs of services provided by Hall Capital and certain Sub-Advisers and the estimated profit or loss in providing such services.

The Board also reviewed information provided by Hall Capital and each Sub-Adviser with respect to any indirect benefits received as a result of their relationship with the Fund.  The Board considered each firm’s brokerage policies, including any benefits received from soft dollar arrangements.  The Board also considered that Hall Capital and the Sub-Advisers may receive intangible benefits such as enhanced name recognition.

The Board concluded that the benefits derived by Hall Capital and the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by an adviser and/or a sub-adviser to a closed-end management investment company.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Concluded)

Fees and services provided for other comparable funds/accounts managed by the Adviser or Sub-Advisers

The Board received and considered certain information regarding the Fund's annual investment advisory and sub-investment advisory fee rates.

Economies of Scale

The Board considered whether the Fund has benefited from economies of scale and whether there is potential for future realization of economies of scale.  The Board also considered the limitations on the ability of the Fund’s units to be distributed beyond the universe of the eligible investors permitted by its status as an employees’ securities company and the effect that would have on raising the Fund’s asset level. The Board concluded that the advisory fee structure at the Adviser level with respect to the Advisory Agreement and at the Sub-Adviser level with respect to the Sub-Advisory Agreements was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusions

At the August 12, 2009 meeting, the Board having requested and received such information from Hall Capital and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements unanimously approved (1) the continuance of the Advisory Agreement for a one year period and (2) the continuance of each Sub-Advisory Agreement for a one year period and further unanimously approved the fee rate payable to Hall Capital and the fee rate payable to the Sub-Advisers as set forth in the Advisory Agreement and each Sub-Advisory Agreement, respectively.

KIEWIT INVESTMENT FUND LLLP
ADDITIONAL TAX INFORMATION AS OF SEPTEMBER 30, 2009 (Unaudited)

The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2009, and is being provided to assist you with tax planning for the 2009 tax year.  None of this information has been audited.  This information is very preliminary, and the amounts reported on your Final 2009 Schedule K-1 may vary significantly.

To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:
Interest Income	$ 178
Ordinary Dividends *	73
Ordinary Income	12
Net Short-Term Capital Gain/(Loss)	36
Net Long-Term Capital Gain/(Loss)	(968)
Net Section 1256 Gain/(Loss)	10
Other Deductions	(203)

* Includes Qualified Dividends of $63

This estimate of taxable income is based on the best information available to the Fund as of September 30, 2009, and is not annualized.  A portion of the Fund's assets as of September 30, 2009 were invested in partnerships, which provided information to the Fund for purposes of this estimate.  That information, some of which was for periods prior to September 30, 2009, is unaudited and preliminary.  Further, it has not been verified by the Fund or its agents, therefore the Fund does not assume responsibility for its accuracy.

Directors	Administrator and Transfer Agent
Philip J. Ruden	J.P. Morgan Investor Services Co.
Chairman of the Board	1 Beacon Street
Robert D. Bates	Boston, Massachusetts 02108
Richard L. Jarvis	Custodian
Ben E. Muraskin	JPMorgan Chase Bank, N.A.
Kenneth E. Stinson	270 Park Avenue
Executive Officers	New York, New York 10017
Robert L. Giles, Jr	Legal Counsel
President, Chief Executive	Willkie Farr & Gallagher LLP
Officer and Chief Compliance Officer	787 Seventh Avenue
Denise A. Meredith	New York, New York 10019-6099
Treasurer and Chief Financial Officer	Independent Registered Public Accounting Firm
Helen Robichaud	KPMG LLP
Secretary	99 High Street
Investment Adviser	Boston, Massachusetts 02110
Hall Capital Partners LLC	Distributor
One Maritime Plaza, 5th Floor	Quasar Distributors, LLC
San Francisco, California 94111	615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is for distribution to unitholders of Kiewit Investment Fund LLLP. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (’’SEC’’) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2009, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 5354, Cincinnati, OH 45201-5354, Phone: (800) 443-4306 E-mail: KIF_info@jpmorgan.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a)	Schedule I –

 Investments in Securities of Unaffiliated Issuers.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEMPTEMBER 30, 2009 (Unaudited)

	Shares	Fair Value
EQUITY INVESTMENTS (60.7%)
Common Stocks (Active & Passive Domestic Equities) (30.3%)
Consumer Discretionary — 3.4%
99 Cents Only Stores*	100	$1,345
Aaron Rents, Inc.	200	5,280
Abercrombie & Fitch Co., Class A	253	8,319
Advance Auto Parts, Inc.	300	11,784
Aeropostale, Inc.*	200	8,694
AFC Enterprises, Inc.*	100	842
Amazon.com, Inc.*	1,037	96,814
Ambassadors Group, Inc.	100	1,565
American Eagle Outfitters, Inc.	500	8,430
American Greetings Corp., Class A	200	4,460
American Public Education, Inc.*	72	2,501
Ameristar Casinos, Inc.	100	1,578
AnnTaylor Stores Corp.*	200	3,178
Apollo Group, Inc., Class A*	392	28,879
Arbitron, Inc.	100	2,076
ArvinMeritor, Inc.	381	2,979
Ascent Media Corp., Class A*	55	1,408
Audiovox Corp., Class A*	100	685
Autoliv, Inc.	260	8,736
AutoNation, Inc.*	347	6,274
AutoZone, Inc.*	119	17,400
Bally Technologies, Inc.*	192	7,367
Barnes & Noble, Inc.	100	2,222
Bebe Stores, Inc.	100	736
Bed Bath & Beyond, Inc.*	800	30,032
Best Buy Co., Inc.	1,013	38,008
Big 5 Sporting Goods Corp.	100	1,510
Big Lots, Inc.*	200	5,004
BJ's Restaurants, Inc.*	100	1,499
Black & Decker Corp.	240	11,110
Bluegreen Corp.*	100	305
Blyth, Inc.	25	968
Bob Evans Farms, Inc.	100	2,906
BorgWarner, Inc.	384	11,620
Brinker International, Inc.	390	6,135
Brink's Home Security Holdings, Inc.*	200	6,158
Brown Shoe Co., Inc.	225	1,804
Brunswick Corp.	347	4,157
Buckle, Inc./The	50	1,707
Buffalo Wild Wings, Inc.*	100	4,161
Build-A-Bear Workshop, Inc.*	100	487
Burger King Holdings, Inc.	300	5,277
Cabela's, Inc.*	120	1,601
Cablevision Systems Corp., Class A	767	18,216
California Pizza Kitchen, Inc.*	150	2,343
Callaway Golf Co.	300	2,283
Capella Education Co.*	44	2,963
Career Education Corp.*	260	6,339
Carmax, Inc.*	600	12,540
Carnival Corp.	1,320	43,930
Carter's, Inc.*	200	5,340
Cato Corp./The, Class A	100	2,029
CBS Corp., Class B	1,986	23,931
CEC Entertainment, Inc.*	100	2,586
Central European Media Enterprises Ltd., Class A*	139	4,761
Cheesecake Factory, Inc./The*	200	3,704
Chico's FAS, Inc.*	700	9,100
Children's Place Retail Stores, Inc./The*	100	2,996
Chipotle Mexican Grill, Inc., Class A*	101	9,802
Choice Hotels International, Inc.	100	3,106
Christopher & Banks Corp.	100	677
CKE Restaurants, Inc.	200	2,098
CKX, Inc.*	100	671
Coach, Inc.	1,018	33,513
Coinstar, Inc.*	100	3,298
Collective Brands, Inc.*	200	3,466
Comcast Corp., Class A	9,047	152,804
Cooper Tire & Rubber Co.	233	4,096
Corinthian Colleges, Inc.*	300	5,568
Cracker Barrel Old Country Store, Inc.	110	3,784
Darden Restaurants, Inc.	400	13,652
Deckers Outdoor Corp.*	51	4,327
Denny's Corp.*	300	798
DeVry, Inc.	162	8,962
Dick's Sporting Goods, Inc.*	200	4,480
Dillard's, Inc., Class A	200	2,820
DineEquity, Inc.	100	2,475
DIRECTV Group, Inc./The*	1,465	40,405
Discovery Communications, Inc., Class C*	950	24,729
DISH Network Corp., Class A*	540	10,400
Dollar Tree, Inc.*	300	14,604
Domino's Pizza, Inc.*	100	884
DR Horton, Inc.	900	10,269
DreamWorks Animation SKG, Inc., Class A*	300	10,671
Dress Barn, Inc.*	200	3,586
Drew Industries, Inc.*	100	2,169
DSW, Inc., Class A*	100	1,597
Eastman Kodak Co.	1,100	5,258
Ethan Allen Interiors, Inc.	100	1,650
EW Scripps Co., Class A*	133	997
Expedia, Inc.*	612	14,657
Family Dollar Stores, Inc.	400	10,560
Federal Mogul Corp.*	80	966
Finish Line, Inc./The, Class A	133	1,351
Foot Locker, Inc.	600	7,170
Ford Motor Co.*	9,538	68,769
Fortune Brands, Inc.	460	19,771
Fossil, Inc.*	200	5,690
Fred's, Inc., Class A	100	1,273
GameStop Corp., Class A*	520	13,764
Gannett Co., Inc.	900	11,259
Gap, Inc./The	1,500	32,100
Garmin Ltd.	300	11,322
Gaylord Entertainment Co.*	140	2,814
Genesco, Inc.*	100	2,407
Gentex Corp.	500	7,075
Genuine Parts Co.	500	19,030
Goodyear Tire & Rubber Co./The*	800	13,624
Great Wolf Resorts, Inc.*	120	428
Group 1 Automotive, Inc.	100	2,685
Guess?, Inc.	220	8,149
Gymboree Corp.*	100	4,838
H&R Block, Inc.	1,000	18,380
Hanesbrands, Inc.*	230	4,922
Harley-Davidson, Inc.	650	14,950
Harman International Industries, Inc.	200	6,776
Hasbro, Inc.	400	11,100
Helen of Troy Ltd.*	100	1,943
Hibbett Sports, Inc.*	150	2,735
Hillenbrand, Inc.	300	6,111
Historic TW, Inc.	3,771	108,529
Home Depot, Inc.	9,663	257,422
HOT Topic, Inc.*	200	1,498
HSN, Inc.*	140	2,279
Iconix Brand Group, Inc.*	100	1,247
Interactive Data Corp.	100	2,621
International Game Technology	900	19,332
International Speedway Corp., Class A	100	2,757
Interpublic Group of Cos., Inc./The*	1,220	9,174
Interval Leisure Group, Inc.*	140	1,747
Isle of Capri Casinos, Inc.*	100	1,179
ITT Educational Services, Inc.*	119	13,139
J. Crew Group, Inc.*	200	7,164
J.C. Penney Co., Inc.	15,295	516,206
Jack in the Box, Inc.*	114	2,336
Jackson Hewitt Tax Service, Inc.	100	510
Jakks Pacific, Inc.*	100	1,432
Jarden Corp.	300	8,421
Jo-Ann Stores, Inc.*	100	2,683
John Wiley & Sons, Inc., Class A	100	3,478
Johnson Controls, Inc.	1,891	48,334
Jones Apparel Group, Inc.	324	5,809
JoS. A. Bank Clothiers, Inc.*	25	1,119
Journal Communications, Inc., Class A	130	478
KB Home	300	4,983
Kohl's Corp.*	1,000	57,050
Krispy Kreme Doughnuts, Inc.*	200	714
K-Swiss, Inc., Class A	100	879
Lamar Advertising Co., Class A*	200	5,488
Landry's Restaurants, Inc.*	100	1,050
Las Vegas Sands Corp.*	1,012	17,042
La-Z-Boy, Inc.	200	1,730
Leapfrog Enterprises, Inc.*	100	411
Leggett & Platt, Inc.	600	11,640
Lennar Corp., Class A	500	7,125
Liberty Global, Inc., Class A*	860	19,410
Liberty Media Corp. - Capital, Series A*	361	7,552
Liberty Media Corp. - Entertainment, Series A*	1,647	51,238
Liberty Media Corp. - Interactive, Class A*	1,935	21,227
Life Time Fitness, Inc.*	60	1,683
Limited Brands, Inc.	780	13,252
LIN TV Corp., Class A*	60	284
Live Nation, Inc.*	225	1,843
LKQ Corp.*	500	9,270
Lowe's Cos., Inc.	4,649	97,350
Lululemon Athletica, Inc.*	161	3,663
Macy's, Inc.	1,393	25,478
Magna International, Inc., Class A	9,125	387,995
Marcus Corp.	100	1,279
Marriott International, Inc., Class A	1,006	27,756
Marvel Entertainment, Inc.*	200	9,924
Mattel, Inc.	8,190	151,187
Matthews International Corp., Class A	100	3,538
McClatchy Co./The, Class A	1	3
McDonald's Corp.	3,475	198,318
McGraw-Hill Cos., Inc./The	1,000	25,140
MDC Holdings, Inc.	100	3,474
Mediacom Communications Corp., Class A*	200	1,152
Men's Wearhouse, Inc./The	100	2,470
Meredith Corp.	200	5,988
Meritage Homes Corp.*	128	2,598
MGM Mirage*	500	6,020
Midas, Inc.*	100	940
Mohawk Industries, Inc.*	160	7,630
Monro Muffler Brake, Inc.	100	3,179
Morningstar, Inc.*	100	4,856
Movado Group, Inc.	100	1,453
Multimedia Games, Inc.*	100	512
National CineMedia, Inc.	200	3,394
NetFlix, Inc.*	100	4,617
New York Times Co./The, Class A	600	4,872
Newell Rubbermaid, Inc.	900	14,121
News Corp., Class A	7,240	86,808
NIKE, Inc., Class B	1,100	71,170
Nordstrom, Inc.	480	14,659
NutriSystem, Inc.	100	1,526
NVR, Inc.*	19	12,110
O'Charleys, Inc.*	100	937
Office Depot, Inc.*	1,009	6,680
OfficeMax, Inc.*	298	3,749
Omnicom Group, Inc.	11,049	408,150
Orbitz Worldwide, Inc.*	219	1,353
O'Reilly Automotive, Inc.*	385	13,914
Orient-Express Hotels Ltd., Class A	308	3,545
P.F. Chang's China Bistro, Inc.*	100	3,397
Panera Bread Co., Class A*	100	5,500
Papa John's International, Inc.*	100	2,457
Penn National Gaming, Inc.*	200	5,532
Penske Auto Group, Inc.	200	3,836
PEP Boys-Manny Moe & Jack	200	1,954
PetSmart, Inc.	400	8,700
Phillips-Van Heusen Corp.	200	8,558
Pinnacle Entertainment, Inc.*	280	2,853
Polaris Industries, Inc.	100	4,078
Polo Ralph Lauren Corp.	149	11,416
Pool Corp.	200	4,444
priceline.com, Inc.*	124	20,562
Primedia, Inc.	83	209
Pulte Homes, Inc.	1,040	11,430
RadioShack Corp.	500	8,285
RCN Corp.*	100	930
Regal Entertainment Group, Class A	200	2,464
Regis Corp.	200	3,100
Rent-A-Center, Inc.*	200	3,776
Retail Ventures, Inc.*	88	464
Ross Stores, Inc.	400	19,108
Royal Caribbean Cruises Ltd.*	400	9,632
Ryland Group, Inc.	200	4,214
Saks, Inc.*	479	3,267
Sally Beauty Holdings, Inc.*	300	2,133
Scholastic Corp.	100	2,434
Scientific Games Corp., Class A*	120	1,900
Scripps Networks Interactive, Inc., Class A	300	11,085
Sears Holdings Corp.*	200	13,062
Service Corp. International/US	1,000	7,010
Sherwin-Williams Co./The	300	18,048
Shuffle Master, Inc.*	100	942
Signet Jewelers Ltd.*	300	7,899
Sinclair Broadcast Group, Inc., Class A	200	716
Skechers U.S.A., Inc., Class A*	100	1,714
Snap-On, Inc.	200	6,952
Sonic Automotive, Inc., Class A	80	840
Sonic Corp.*	200	2,212
Sotheby's	200	3,446
Speedway Motorsports, Inc.	100	1,439
Stage Stores, Inc.	150	1,944
Stamps.com, Inc.*	100	925
Stanley Works/The	240	10,246
Staples, Inc.	2,270	52,709
Starbucks Corp.*	2,348	48,486
Starwood Hotels & Resorts Worldwide, Inc.	606	20,016
Steak n Shake Co./The*	100	1,177
Steiner Leisure Ltd.*	100	3,576
Steven Madden Ltd.*	50	1,840
Stewart Enterprises, Inc., Class A	400	2,092
Strayer Education, Inc.	44	9,578
Superior Industries International, Inc.	100	1,420
Target Corp.	2,400	112,032
Tempur-Pedic International, Inc.*	300	5,682
Tenneco, Inc.*	191	2,491
Texas Roadhouse, Inc.*	200	2,124
Thor Industries, Inc.	100	3,095
Tiffany & Co.	400	15,412
Timberland Co./The, Class A*	200	2,784
Time Warner Cable, Inc.	1,111	47,873
TJX Cos., Inc./The	1,300	48,295
Toll Brothers, Inc.*	400	7,816
Tractor Supply Co.*	100	4,842
TRW Automotive Holdings Corp.*	219	3,668
Tupperware Brands Corp.	200	7,984
Tween Brands, Inc.*	100	839
Under Armour, Inc., Class A*	100	2,783
Unifirst Corp./MA	100	4,445
Universal Technical Institute, Inc.*	100	1,970
Urban Outfitters, Inc.*	400	12,068
V.F. Corp.	251	18,180
Vail Resorts, Inc.*	80	2,683
Valassis Communications, Inc.*	194	3,469
Viacom, Inc., Class B*	1,624	45,537
Virgin Media, Inc.	900	12,528
WABCO Holdings, Inc.	313	6,573
Walt Disney Co./The	5,760	158,170
Warnaco Group, Inc./The*	200	8,772
Washington Post Co./The, Class B	19	8,894
Weight Watchers International, Inc.	200	5,488
Wendy's/Arby's Group, Inc., Class A	1,163	5,501
Whirlpool Corp.	4,210	294,532
Williams-Sonoma, Inc.	400	8,092
WMS Industries, Inc.*	150	6,684
Wolverine World Wide, Inc.	200	4,968
Wyndham Worldwide Corp.	700	11,424
Wynn Resorts Ltd.*	255	18,077
Yum! Brands, Inc.	1,400	47,264
		5,440,616
Consumer Staples — 2.8%
Alberto-Culver Co.	300	8,304
Alliance One International, Inc.*	300	1,344
Altria Group, Inc.	6,369	113,432
American Oriental Bioengineering, Inc.*	300	1,458
Andersons, Inc./The	100	3,520
Archer-Daniels-Midland Co.	2,000	58,440
Avon Products, Inc.	11,300	383,748
Bare Escentuals, Inc.*	300	3,567
BJ's Wholesale Club, Inc.*	200	7,244
Brown-Forman Corp., Class B	275	13,261
Bunge Ltd.	400	25,044
Campbell Soup Co.	700	22,834
Casey's General Stores, Inc.	200	6,276
Central European Distribution Corp.*	150	4,914
Central Garden and Pet Co., Class A*	200	2,186
Chattem, Inc.*	53	3,520
Chiquita Brands International, Inc.*	100	1,616
Church & Dwight Co., Inc.	200	11,348
Clorox Co.	446	26,234
Coca-Cola Co./The	7,263	390,023
Coca-Cola Enterprises, Inc.	880	18,841
Colgate-Palmolive Co.	1,554	118,539
ConAgra Foods, Inc.	1,500	32,520
Constellation Brands, Inc., Class A*	700	10,605
Corn Products International, Inc.	300	8,556
Costco Wholesale Corp.	1,373	77,520
CVS Caremark Corp.	4,579	163,653
Darling International, Inc.*	300	2,205
Dean Foods Co.*	500	8,895
Del Monte Foods Co.	700	8,106
Diamond Foods, Inc.	100	3,172
Dr Pepper Snapple Group, Inc.*	822	23,632
Elizabeth Arden, Inc.*	100	1,177
Energizer Holdings, Inc.*	212	14,064
Estee Lauder Cos., Inc./The, Class A	300	11,124
Flowers Foods, Inc.	300	7,887
Fresh Del Monte Produce, Inc.*	100	2,261
General Mills, Inc.	1,000	64,380
Green Mountain Coffee Roasters, Inc.*	79	5,833
H.J. Heinz Co.	1,000	39,750
Hain Celestial Group, Inc.*	100	1,917
Hansen Natural Corp.*	200	7,348
Herbalife Ltd.	282	9,233
Hershey Co./The	500	19,430
Hormel Foods Corp.	200	7,104
J.M. Smucker Co./The	360	19,084
Kellogg Co.	800	39,384
Kimberly-Clark Corp.	1,306	77,028
Kraft Foods, Inc., Class A	12,736	334,575
Kroger Co./The	2,000	41,280
Lancaster Colony Corp.	100	5,127
Lance, Inc.	100	2,582
Lorillard, Inc.	513	38,116
McCormick & Co., Inc.	400	13,576
Mead Johnson Nutrition Co., Class A	100	4,511
Molson Coors Brewing Co., Class B	400	19,472
Nash Finch Co.	100	2,734
NBTY, Inc.*	200	7,916
Nu Skin Enterprises, Inc., Class A	200	3,706
Pantry, Inc./The*	100	1,568
Pepsi Bottling Group, Inc.	500	18,220
PepsiAmericas, Inc.	200	5,712
PepsiCo, Inc.	4,855	284,794
Philip Morris International, Inc.	6,102	297,411
Prestige Brands Holdings, Inc.*	100	704
Procter & Gamble Co./The	9,125	528,520
Ralcorp Holdings, Inc.*	195	11,402
Reynolds American, Inc.	500	22,260
Rite Aid Corp.*	2,305	3,780
Ruddick Corp.	200	5,324
Safeway, Inc.	1,300	25,636
Sanderson Farms, Inc.	100	3,764
Sara Lee Corp.	26,525	295,488
Smart Balance, Inc.*	300	1,842
Smithfield Foods, Inc.*	480	6,624
Spartan Stores, Inc.	100	1,413
SUPERVALU, Inc.	600	9,036
SYSCO Corp.	1,813	45,053
Tootsie Roll Industries, Inc.	112	2,663
TreeHouse Foods, Inc.*	100	3,567
Tyson Foods, Inc., Class A	800	10,104
United Natural Foods, Inc.*	200	4,784
Universal Corp.	100	4,182
Vector Group Ltd.	126	1,963
Walgreen Co.	3,060	114,658
Wal-Mart Stores, Inc.	6,886	338,034
WD-40 Co.	100	2,840
Whole Foods Market, Inc.*	400	12,196
Winn-Dixie Stores, Inc.*	100	1,312
		4,430,010
Energy — 3.0%
Alpha Natural Resources, Inc.*	394	13,829
Anadarko Petroleum Corp.	1,577	98,925
Apache Corp.	4,698	431,417
Arch Coal, Inc.	500	11,065
Arena Resources, Inc.*	100	3,550
Atlas Energy, Inc.	112	3,032
ATP Oil & Gas Corp.*	100	1,789
Atwood Oceanics, Inc.*	200	7,054
Baker Hughes, Inc.	886	37,797
Basic Energy Services, Inc.*	100	849
Berry Petroleum Co., Class A	167	4,472
Bill Barrett Corp.*	120	3,935
BJ Services Co.	15,525	301,651
BP plc ADR	5,675	302,080
Brigham Exploration Co.*	300	2,724
Bristow Group, Inc.*	100	2,969
Cabot Oil & Gas Corp.	300	10,725
Cameron International Corp.*	700	26,474
CARBO Ceramics, Inc.	100	5,155
Carrizo Oil & Gas, Inc.*	100	2,449
Chesapeake Energy Corp.	1,990	56,516
Chevron Corp.	6,287	442,793
Cimarex Energy Co.	300	12,996
CNX Gas Corp.*	100	3,070
Comstock Resources, Inc.*	100	4,008
Concho Resources, Inc.*	200	7,264
ConocoPhillips	4,654	210,175
Consol Energy, Inc.	582	26,254
Continental Resources, Inc.*	100	3,917
Denbury Resources, Inc.*	700	10,591
Devon Energy Corp.	1,400	94,262
Diamond Offshore Drilling, Inc.	211	20,155
Dresser-Rand Group, Inc.*	280	8,700
Dril-Quip, Inc.*	100	4,964
El Paso Corp.	2,020	20,846
Encore Acquisition Co.*	200	7,480
ENSCO International, Inc.	500	21,270
EOG Resources, Inc.	760	63,468
EXCO Resources, Inc.*	400	7,476
Exterran Holdings, Inc.*	300	7,122
Exxon Mobil Corp.	15,265	1,047,332
FMC Technologies, Inc.*	400	20,896
Forest Oil Corp.*	400	7,828
Frontier Oil Corp.	400	5,568
Frontline Ltd.	200	4,678
General Maritime Corp.	154	1,192
Global Industries Ltd.*	500	4,750
Goodrich Petroleum Corp.*	100	2,581
Gran Tierra Energy, Inc.*	818	3,403
Gulfmark Offshore, Inc.*	100	3,274
Halliburton Co.	2,838	76,967
Harvest Natural Resources, Inc.*	100	513
Helix Energy Solutions Group, Inc.*	500	7,490
Helmerich & Payne, Inc.	300	11,859
Hess Corp.	921	49,237
Holly Corp.	200	5,124
Hornbeck Offshore Services, Inc.*	100	2,756
International Coal Group, Inc.*	400	1,612
Key Energy Services, Inc.*	500	4,350
Lufkin Industries, Inc.	100	5,318
Marathon Oil Corp.	2,237	71,360
Mariner Energy, Inc.*	400	5,672
Massey Energy Co.	300	8,367
Matrix Service Co.*	100	1,087
Murphy Oil Corp.	600	34,542
Nabors Industries Ltd.*	800	16,720
NATCO Group, Inc., Class A*	100	4,428
National Oilwell Varco, Inc.*	1,304	56,241
Newfield Exploration Co.*	420	17,875
Newpark Resources, Inc.*	300	963
Noble Energy, Inc.	553	36,476
Nordic American Tanker Shipping	100	2,958
Occidental Petroleum Corp.	2,512	196,941
Oceaneering International, Inc.*	200	11,350
Oil States International, Inc.*	200	7,026
Overseas Shipholding Group, Inc.	100	3,737
Parallel Petroleum Corp.*	100	317
Parker Drilling Co.*	300	1,638
Patriot Coal Corp.*	300	3,528
Patterson-UTI Energy, Inc.	600	9,060
Peabody Energy Corp.	800	29,776
Penn Virginia Corp.	200	4,582
PetroHawk Energy Corp.*	972	23,532
Petroleum Development Corp.*	100	1,866
Petroquest Energy, Inc.*	100	649
Pioneer Drilling Co.*	100	734
Pioneer Natural Resources Co.	300	10,887
Plains Exploration & Production Co.*	461	12,751
Pride International, Inc.*	480	14,611
Quicksilver Resources, Inc.*	400	5,676
Range Resources Corp.	450	22,212
Rosetta Resources, Inc.*	200	2,938
Rowan Cos., Inc.	280	6,460
RPC, Inc.	225	2,358
SandRidge Energy, Inc.*	400	5,184
Schlumberger Ltd.	3,758	223,977
SEACOR Holdings, Inc.*	64	5,224
Seahawk Drilling, Inc.*	32	995
Ship Finance International Ltd.	215	2,642
Smith International, Inc.	682	19,573
Southern Union Co.	440	9,148
Southwestern Energy Co.*	1,091	46,564
Spectra Energy Corp.	2,057	38,960
St. Mary Land & Exploration Co.	200	6,492
Sunoco, Inc.	400	11,380
Superior Energy Services, Inc.*	320	7,206
Swift Energy Co.*	100	2,368
Teekay Corp.	200	4,374
Tesoro Corp.	520	7,790
Tetra Technologies, Inc.*	309	2,994
Tidewater, Inc.	200	9,418
Unit Corp.*	100	4,125
USEC, Inc.*	300	1,407
Vaalco Energy, Inc.*	200	920
Valero Energy Corp.	7,721	149,710
Venoco, Inc.*	80	921
W&T Offshore, Inc.	100	1,171
Warren Resources, Inc.*	200	592
Western Refining, Inc.*	100	645
Whiting Petroleum Corp.*	181	10,422
Williams Cos., Inc./The	1,700	30,379
World Fuel Services Corp.	100	4,807
XTO Energy, Inc.	1,831	75,657
		4,886,359
Financials — 5.8%
Acadia Realty Trust REIT	104	1,567
Affiliated Managers Group, Inc.*	100	6,501
Aflac, Inc.	1,484	63,426
Alexander's, Inc. REIT	10	2,959
Alexandria Real Estate Equities, Inc. REIT	142	7,718
Alleghany Corp.*	16	4,145
Allied World Assurance Co. Holdings Ltd.	171	8,196
Allstate Corp./The	17,695	541,821
Altisource Portfolio Solutions SA*	33	476
AMB Property Corp. REIT	460	10,557
American Campus Communities, Inc. REIT	200	5,370
American Capital Agency Corp. REIT	60	1,707
American Capital Ltd.	866	2,797
American Equity Investment Life Holding Co.	100	702
American Express Co.	3,203	108,582
American Financial Group, Inc./OH	300	7,650
American International Group, Inc.*	392	17,291
American National Insurance Co.	48	4,090
AmeriCredit Corp.*	300	4,737
Ameriprise Financial, Inc.	820	29,791
Annaly Capital Management, Inc. REIT	1,744	31,636
Anthracite Capital, Inc. REIT*	200	210
Anworth Mortgage Asset Corp. REIT	200	1,576
AON Corp.	900	36,621
Apartment Investment & Management Co., Class A REIT	400	5,900
Apollo Investment Corp.	455	4,345
Arch Capital Group Ltd.*	141	9,523
Ares Capital Corp.	486	5,356
Argo Group International Holdings Ltd.*	64	2,155
Arthur J. Gallagher & Co.	342	8,335
Aspen Insurance Holdings Ltd.	300	7,941
Associated Banc-Corp	500	5,710
Assurant, Inc.	400	12,824
Assured Guaranty Ltd.	243	4,719
Astoria Financial Corp.	300	3,312
AvalonBay Communities, Inc. REIT	261	18,983
Axis Capital Holdings Ltd.	400	12,072
Bancorpsouth, Inc.	300	7,323
Bank Mutual Corp.	200	1,768
Bank of America Corp.	44,760	757,339
Bank of Hawaii Corp.	200	8,308
Bank of New York Mellon Corp./The	3,765	109,147
BankFinancial Corp.	100	958
BB&T Corp.	2,171	59,138
BioMed Realty Trust, Inc. REIT	300	4,140
BlackRock, Inc.	53	11,491
BOK Financial Corp.	100	4,632
Boston Properties, Inc. REIT	444	29,104
Brandywine Realty Trust REIT	400	4,416
BRE Properties, Inc. REIT	200	6,260
Brookline Bancorp, Inc.	200	1,944
Brown & Brown, Inc.	400	7,664
Camden Property Trust REIT	220	8,866
Capital One Financial Corp.	7,734	276,336
CapitalSource, Inc.	860	3,732
Capitol Federal Financial	100	3,292
Capstead Mortgage Corp. REIT	200	2,782
Cash America International, Inc.	100	3,016
Cathay General Bancorp	200	1,618
CB Richard Ellis Group, Inc., Class A*	796	9,345
CBL & Associates Properties, Inc. REIT	506	4,908
Cedar Shopping Centers, Inc. REIT	100	645
Charles Schwab Corp./The	3,008	57,603
Chemical Financial Corp.	100	2,179
Chimera Investment Corp. REIT	2,300	8,786
Chubb Corp.	1,100	55,451
Cincinnati Financial Corp.	500	12,995
CIT Group, Inc.	1,800	2,178
Citigroup, Inc.	117,434	568,381
City Holding Co.	100	2,981
City National Corp./CA	120	4,672
CME Group, Inc.	205	63,179
CNA Financial Corp.*	140	3,380
Columbia Banking System, Inc.	100	1,655
Comerica, Inc.	7,025	208,432
Commerce Bancshares, Inc./MO	153	5,698
Community Bank System, Inc.	100	1,827
Community Trust Bancorp, Inc.	100	2,617
Conseco, Inc.*	737	3,877
Corporate Office Properties Trust SBI MD REIT	200	7,376
Cousins Properties, Inc. REIT	41	339
Cullen/Frost Bankers, Inc.	200	10,328
CVB Financial Corp.	275	2,087
DCT Industrial Trust, Inc. REIT	720	3,679
Delphi Financial Group, Inc., Class A	150	3,394
Developers Diversified Realty Corp. REIT	558	5,156
DiamondRock Hospitality Co. REIT*	400	3,240
Digital Realty Trust, Inc. REIT	200	9,142
Dime Community Bancshares	100	1,143
Discover Financial Services	1,680	27,266
Douglas Emmett, Inc. REIT	300	3,684
Duke Realty Corp. REIT	600	7,206
E*Trade Financial Corp.*	4,565	7,989
East West Bancorp, Inc.	359	2,980
EastGroup Properties, Inc. REIT	100	3,822
Eaton Vance Corp.	320	8,957
Education Realty Trust, Inc. REIT	100	593
eHealth, Inc.*	100	1,452
Employers Holdings, Inc.	200	3,096
Endurance Specialty Holdings Ltd.	200	7,294
Enstar Group Ltd.*	36	2,242
Entertainment Properties Trust REIT	100	3,414
Equity Lifestyle Properties, Inc. REIT	100	4,279
Equity One, Inc. REIT	100	1,567
Equity Residential REIT	900	27,630
Erie Indemnity Co., Class A	100	3,746
Essex Property Trust, Inc. REIT	100	7,958
Everest Re Group Ltd.	190	16,663
Extra Space Storage, Inc. REIT	300	3,165
Ezcorp, Inc., Class A*	100	1,366
FBL Financial Group, Inc., Class A	100	1,943
Federal Realty Investment Trust REIT	158	9,696
Federated Investors, Inc., Class B	260	6,856
Fidelity National Financial, Inc., Class A	5,181	78,129
Fifth Third Bancorp	2,500	25,325
Financial Federal Corp.	150	3,702
First American Corp.	280	9,064
First Bancorp/Puerto Rico	200	610
First Busey Corp.	200	940
First Cash Financial Services, Inc.*	100	1,713
First Citizens BancShares, Inc./NC, Class A	26	4,137
First Commonwealth Financial Corp.	300	1,704
First Financial Bancorp	100	1,205
First Financial Bankshares, Inc.	100	4,946
First Horizon National Corp.*	557	7,365
First Merchants Corp.	100	697
First Midwest Bancorp, Inc./IL	200	2,254
First Niagara Financial Group, Inc.	400	4,932
First Potomac Realty Trust REIT	100	1,156
FirstMerit Corp.	344	6,555
Flagstar Bancorp, Inc.*	240	247
Flushing Financial Corp.	100	1,140
FNB Corp./PA	180	1,280
Forest City Enterprises, Inc., Class A	300	4,011
Forestar Group, Inc.*	153	2,629
Franklin Resources, Inc.	474	47,684
Franklin Street Properties Corp. REIT	200	2,620
Fulton Financial Corp.	745	5,483
Genworth Financial, Inc., Class A	1,532	18,307
Getty Realty Corp. REIT	100	2,454
Glacier Bancorp, Inc.	250	3,735
GLG Partners, Inc.	745	3,002
Glimcher Realty Trust REIT	100	367
Goldman Sachs Group, Inc./The	1,581	291,457
Greenhill & Co., Inc.	53	4,748
Greenlight Capital Re Ltd., Class A*	100	1,880
Guaranty Bancorp*	200	296
Hancock Holding Co.	100	3,757
Hanover Insurance Group, Inc./The	200	8,266
Harleysville National Corp.	105	560
Hartford Financial Services Group, Inc.	9,494	251,591
Hatteras Financial Corp. REIT	100	2,998
HCC Insurance Holdings, Inc.	300	8,205
HCP, Inc. REIT	891	25,607
Health Care REIT, Inc. REIT	400	16,648
Healthcare Realty Trust, Inc. REIT	200	4,226
Highwoods Properties, Inc. REIT	200	6,290
Hilltop Holdings, Inc.*	124	1,520
Home Properties, Inc. REIT	100	4,309
Horace Mann Educators Corp.	100	1,397
Hospitality Properties Trust REIT	400	8,148
Host Hotels & Resorts, Inc. REIT	1,889	22,234
HRPT Properties Trust REIT	940	7,069
Hudson City Bancorp, Inc.	1,500	19,725
Huntington Bancshares, Inc./OH	2,195	10,338
Iberiabank Corp.	49	2,232
Independent Bank Corp./MA	100	2,213
Inland Real Estate Corp. REIT	200	1,752
Interactive Brokers Group, Inc., Class A*	100	1,987
IntercontinentalExchange, Inc.*	216	20,993
International Bancshares Corp.	220	3,588
Invesco Ltd.	1,280	29,133
Investment Technology Group, Inc.*	200	5,584
Investors Bancorp, Inc.*	300	3,183
Investors Real Estate Trust REIT	200	1,808
Janus Capital Group, Inc.	623	8,834
Jefferies Group, Inc.*	300	8,169
Jones Lang LaSalle, Inc.	145	6,869
JPMorgan Chase & Co.	18,168	796,122
KBW, Inc.*	100	3,222
Keycorp	2,480	16,120
Kilroy Realty Corp. REIT	100	2,774
Kimco Realty Corp. REIT	1,239	16,157
Kite Realty Group Trust REIT	100	417
Knight Capital Group, Inc., Class A*	400	8,700
LaBranche & Co., Inc.*	200	680
Lakeland Bancorp, Inc.	110	825
LaSalle Hotel Properties REIT	217	4,266
Lazard Ltd., Class A	200	8,262
Legg Mason, Inc.	466	14,460
Leucadia National Corp.*	520	12,854
Lexington Realty Trust REIT	330	1,683
Liberty Property Trust REIT	300	9,759
Lincoln National Corp.	972	25,185
Loews Corp.	1,038	35,551
LTC Properties, Inc. REIT	100	2,404
M&T Bank Corp.	249	15,518
Macerich Co./The REIT	257	7,795
Mack-Cali Realty Corp. REIT	200	6,466
Markel Corp.*	30	9,895
Marsh & McLennan Cos., Inc.	1,666	41,200
Marshall & Ilsley Corp.	1,015	8,191
Max Capital Group Ltd.	200	4,274
MB Financial, Inc.	100	2,097
MBIA, Inc.*	400	3,104
Medical Properties Trust, Inc. REIT	100	781
Mercury General Corp.	100	3,618
MetLife, Inc.	9,427	358,886
MF Global Ltd.*	400	2,908
MFA Financial, Inc. REIT	700	5,572
MGIC Investment Corp.*	472	3,498
Mid-America Apartment Communities, Inc. REIT	100	4,513
Montpelier Re Holdings Ltd.	400	6,528
Moody's Corp.	640	13,094
Morgan Stanley	12,756	393,905
MSCI, Inc., Class A*	339	10,041
NASDAQ OMX Group, Inc./The*	440	9,262
National Health Investors, Inc. REIT	100	3,165
National Penn Bancshares, Inc.	234	1,430
National Retail Properties, Inc. REIT	300	6,441
National Western Life Insurance Co., Class A	13	2,288
Nationwide Health Properties, Inc. REIT	300	9,297
NBT Bancorp, Inc.	100	2,254
Nelnet, Inc., Class A*	100	1,244
New York Community Bancorp, Inc.	960	10,963
NewAlliance Bancshares, Inc.	400	4,280
Northern Trust Corp.	766	44,551
NorthStar Realty Finance Corp. REIT	217	762
Northwest Bancorp, Inc.	100	2,284
NYSE Euronext	880	25,423
Ocwen Financial Corp.*	100	1,132
Odyssey Re Holdings Corp.	100	6,481
Old National Bancorp/IN	220	2,464
Old Republic International Corp.	590	7,186
Omega Healthcare Investors, Inc. REIT	300	4,806
optionsXpress Holdings, Inc.	200	3,456
Oriental Financial Group, Inc.	100	1,270
Pacific Capital Bancorp NA	200	288
PacWest Bancorp	100	1,905
Park National Corp.	40	2,334
Parkway Properties, Inc. REIT	100	1,970
PartnerRe Ltd.	166	12,772
People's United Financial, Inc.	998	15,529
PHH Corp.*	220	4,365
Phoenix Cos., Inc./The*	351	1,141
Pico Holdings, Inc.*	100	3,335
Pinnacle Financial Partners, Inc.*	100	1,271
Piper Jaffray Cos.*	100	4,772
Platinum Underwriters Holdings Ltd.	200	7,168
Plum Creek Timber Co., Inc. REIT	500	15,320
PNC Financial Services Group, Inc.	6,980	339,158
Popular, Inc.	1,965	5,561
Portfolio Recovery Associates, Inc.*	100	4,533
Post Properties, Inc. REIT	200	3,600
Potlatch Corp. REIT	138	3,926
Presidential Life Corp.	100	1,036
Principal Financial Group, Inc.	1,005	27,527
PrivateBancorp, Inc.	100	2,446
ProAssurance Corp.*	100	5,219
Progressive Corp./The*	2,173	36,028
ProLogis REIT	1,400	16,688
Prosperity Bancshares, Inc.	100	3,479
Protective Life Corp.	320	6,854
Provident Financial Services, Inc.	200	2,058
Provident New York Bancorp	100	955
Prudential Financial, Inc.	1,453	72,519
PS Business Parks, Inc. REIT	61	3,131
Public Storage REIT	413	31,074
Radian Group, Inc.	329	3,481
Raymond James Financial, Inc.	300	6,984
Rayonier, Inc. REIT	300	12,273
Realty Income Corp. REIT	400	10,260
Redwood Trust, Inc. REIT	200	3,100
Regency Centers Corp. REIT	200	7,410
Regions Financial Corp.	3,540	21,983
Reinsurance Group of America, Inc.	240	10,704
RenaissanceRe Holdings Ltd.	200	10,952
Renasant Corp.	100	1,485
Resource America, Inc., Class A	100	481
RLI Corp.	57	3,008
S&T Bancorp, Inc.	100	1,296
Safety Insurance Group, Inc.	100	3,292
Sandy Spring Bancorp, Inc.	100	1,628
Saul Centers, Inc. REIT	100	3,210
SEI Investments Co.	380	7,478
Selective Insurance Group	200	3,146
Senior Housing Properties Trust REIT	400	7,644
Signature Bank/New York NY*	100	2,900
Simmons First National Corp., Class A	100	2,881
Simon Property Group, Inc. REIT	700	48,601
SL Green Realty Corp. REIT	200	8,770
SLM Corp.*	1,272	11,092
Sovran Self Storage, Inc. REIT	100	3,043
St. Joe Co./The*	313	9,115
StanCorp Financial Group, Inc.	200	8,074
Sterling Bancorp/NY	105	758
Sterling Bancshares, Inc./TX	260	1,901
Stewart Information Services Corp.	100	1,237
Stifel Financial Corp.*	100	5,490
Sun Communities, Inc. REIT	100	2,152
SunTrust Banks, Inc.	1,560	35,178
Susquehanna Bancshares, Inc.	364	2,144
SVB Financial Group*	140	6,058
SWS Group, Inc.	150	2,160
Synovus Financial Corp.	680	2,550
T. Rowe Price Group, Inc.	800	36,560
Tanger Factory Outlet Centers REIT	100	3,734
Taubman Centers, Inc. REIT	200	7,216
TCF Financial Corp.	500	6,520
TD Ameritrade Holding Corp.*	819	16,069
Tejon Ranch Co.*	100	2,568
Texas Capital Bancshares, Inc.*	100	1,684
TFS Financial Corp.	400	4,760
Torchmark Corp.	11,300	490,759
Tower Group, Inc.	100	2,439
TowneBank/Portsmouth VA	100	1,275
Transatlantic Holdings, Inc.	100	5,017
Travelers Cos., Inc./The	1,800	88,614
Tree.com, Inc.*	23	174
TrustCo Bank Corp./NY	300	1,875
Trustmark Corp.	200	3,810
UBS AG*	23,575	431,658
UCBH Holdings, Inc.	1,460	1,168
UDR, Inc. REIT	555	8,736
UMB Financial Corp.	100	4,044
Umpqua Holdings Corp.	200	2,120
United Bankshares, Inc.	100	1,959
United Community Banks, Inc./GA*	593	2,963
United Fire & Casualty Co.	100	1,790
Unitrin, Inc.	200	3,898
Univest Corp of Pennsylvania	100	2,167
Unum Group	1,100	23,584
Urstadt Biddle Properties, Inc., Class A REIT	100	1,459
U-Store-It Trust REIT	100	625
Validus Holdings Ltd.	395	10,179
Valley National Bancorp	549	6,747
Ventas, Inc. REIT	511	19,673
Virtus Investment Partners, Inc.*	118	1,842
Vornado Realty Trust REIT	480	30,896
W.R. Berkley Corp.	400	10,112
Waddell & Reed Financial, Inc., Class A	293	8,336
Walter Investment Management Corp. REIT	77	1,234
Washington Federal, Inc.	300	5,058
Washington Real Estate Investment Trust REIT	200	5,760
Webster Financial Corp.	265	3,305
Weingarten Realty Investors REIT	371	7,390
Wells Fargo & Co.	14,920	420,446
WesBanco, Inc.	100	1,546
Wesco Financial Corp.	8	2,604
Westamerica Bancorp.	100	5,200
White Mountains Insurance Group Ltd.	36	11,052
Whitney Holding Corp./LA	280	2,671
Wilmington Trust Corp.	300	4,260
Wintrust Financial Corp.	100	2,796
World Acceptance Corp.*	100	2,521
XL Capital Ltd., Class A	1,100	19,206
Zenith National Insurance Corp.	150	4,635
Zions Bancorporation	500	8,985
		9,270,463
Health Care — 3.8%
Abaxis, Inc.*	100	2,675
Abbott Laboratories	4,800	237,456
ABIOMED, Inc.*	100	971
Abraxis Bioscience, Inc.*	25	910
Acorda Therapeutics, Inc.*	164	3,818
Aetna, Inc.	6,800	189,244
Albany Molecular Research, Inc.*	100	866
Alexion Pharmaceuticals, Inc.*	300	13,362
Align Technology, Inc.*	200	2,844
Alkermes, Inc.*	300	2,757
Allergan, Inc.	957	54,319
Allos Therapeutics, Inc.*	300	2,175
Allscripts-Misys Healthcare Solutions, Inc.	237	4,804
Alnylam Pharmaceuticals, Inc.*	100	2,268
AMAG Pharmaceuticals, Inc.*	100	4,368
Amedisys, Inc.*	134	5,846
American Medical Systems Holdings, Inc.*	200	3,384
AMERIGROUP Corp.*	200	4,434
AmerisourceBergen Corp.	7,325	163,934
Amgen, Inc.*	3,182	191,652
AMN Healthcare Services, Inc.*	100	951
Amsurg Corp.*	100	2,123
Amylin Pharmaceuticals, Inc.*	400	5,476
Arena Pharmaceuticals, Inc.*	260	1,162
Ariad Pharmaceuticals, Inc.*	200	444
Array Biopharma, Inc.*	200	476
athenahealth, Inc.*	100	3,837
Auxilium Pharmaceuticals, Inc.*	100	3,421
Baxter International, Inc.	1,900	108,319
Beckman Coulter, Inc.	200	13,788
Becton Dickinson and Co.	747	52,103
Biogen Idec, Inc.*	916	46,276
BioMarin Pharmaceutical, Inc.*	400	7,232
Bio-Rad Laboratories, Inc., Class A*	58	5,329
Boston Scientific Corp.*	4,783	50,652
Bristol-Myers Squibb Co.	6,233	140,367
Brookdale Senior Living, Inc.	180	3,263
C.R. Bard, Inc.	300	23,583
Cambrex Corp.*	100	630
Cardinal Health, Inc.	13,175	353,090
CareFusion Corp.*	6,587	143,597
Catalyst Health Solutions, Inc.*	100	2,915
Celera Corp.*	300	1,869
Celgene Corp.*	1,438	80,384
Cell Therapeutics, Inc.*	1,848	2,273
Centene Corp.*	200	3,788
Cephalon, Inc.*	200	11,648
Cepheid, Inc.*	200	2,644
Cerner Corp.*	200	14,960
Charles River Laboratories International, Inc.*	200	7,396
Chemed Corp.	100	4,389
CIGNA Corp.	955	26,826
Community Health Systems, Inc.*	300	9,579
Conceptus, Inc.*	100	1,854
Conmed Corp.*	100	1,917
Cooper Cos., Inc./The	200	5,946
Covance, Inc.*	213	11,534
Coventry Health Care, Inc.*	600	11,976
Cross Country Healthcare, Inc.*	100	931
Cubist Pharmaceuticals, Inc.*	200	4,040
Cyberonics, Inc.*	100	1,594
Cypress Bioscience, Inc.*	100	817
DaVita, Inc.*	300	16,992
Dendreon Corp.*	400	11,196
DENTSLPY International, Inc.	486	16,786
Dionex Corp.*	100	6,497
Eclipsys Corp.*	200	3,860
Edwards Lifesciences Corp.*	200	13,982
Eli Lilly and Co.	3,192	105,432
Endo Pharmaceuticals Holdings, Inc.*	300	6,789
Enzo Biochem, Inc.*	100	708
Enzon Pharmaceuticals, Inc.*	200	1,650
eResearchTechnology, Inc.*	200	1,400
ev3, Inc.*	300	3,693
Exelixis, Inc.*	300	1,914
Express Scripts, Inc.*	867	67,262
Facet Biotech Corp.*	80	1,383
Forest Laboratories, Inc.*	940	27,674
Gen-Probe, Inc.*	200	8,288
Gentiva Health Services, Inc.*	100	2,501
Genzyme Corp.*	856	48,561
Geron Corp.*	200	1,312
Gilead Sciences, Inc.*	2,800	130,424
Greatbatch, Inc.*	100	2,247
Haemonetics Corp.*	100	5,612
Hanger Orthopedic Group, Inc.*	200	2,774
Health Management Associates, Inc., Class A*	749	5,610
Health Net, Inc.*	400	6,160
Healthsouth Corp.*	400	6,256
Healthspring, Inc.*	200	2,450
Healthways, Inc.*	100	1,532
Henry Schein, Inc.*	300	16,473
Hill-Rom Holdings, Inc.	300	6,534
HLTH Corp.*	409	5,975
HMS Holdings Corp.*	100	3,823
Hologic, Inc.*	716	11,699
Hospira, Inc.*	500	22,300
Human Genome Sciences, Inc.*	400	7,528
Humana, Inc.*	500	18,650
Idexx Laboratories, Inc.*	200	10,000
I-Flow Corp.*	100	1,139
Illumina, Inc.*	400	17,000
Immucor, Inc.*	200	3,540
IMS Health, Inc.	700	10,745
Incyte Corp. Ltd.*	300	2,025
Integra LifeSciences Holdings Corp.*	100	3,415
InterMune, Inc.*	100	1,593
Intuitive Surgical, Inc.*	118	30,946
Invacare Corp.	100	2,228
inVentiv Health, Inc.*	100	1,673
Inverness Medical Innovations, Inc.*	220	8,521
Isis Pharmaceuticals, Inc.*	400	5,828
Johnson & Johnson	12,441	757,533
Kindred Healthcare, Inc.*	100	1,623
Kinetic Concepts, Inc.*	200	7,396
King Pharmaceuticals, Inc.*	1,000	10,770
KV Pharmaceutical Co., Class A*	100	307
Laboratory Corp. of America Holdings*	342	22,469
Landauer, Inc.	54	2,969
Life Technologies Corp.*	509	23,694
LifePoint Hospitals, Inc.*	200	5,412
Lincare Holdings, Inc.*	300	9,375
Luminex Corp.*	100	1,700
Magellan Health Services, Inc.*	100	3,106
MannKind Corp.*	100	985
Martek Biosciences Corp.*	100	2,259
Masimo Corp.*	200	5,240
McKesson Corp.	873	51,987
MedAssets, Inc.*	157	3,544
Medco Health Solutions, Inc.*	1,524	84,292
Medicines Co./The*	200	2,202
Medicis Pharmaceutical Corp., Class A	200	4,270
Medivation, Inc.*	100	2,714
Mednax, Inc.*	100	5,492
Medtronic, Inc.	3,523	129,646
Merck & Co., Inc.	6,600	208,758
Meridian Bioscience, Inc.	150	3,752
Merit Medical Systems, Inc.*	100	1,733
Mettler-Toledo International, Inc.*	106	9,603
Millipore Corp.*	200	14,066
Mylan, Inc.*	880	14,089
Myriad Genetics, Inc.*	274	7,508
Myriad Pharmaceuticals, Inc.*	68	398
Nabi Biopharmaceuticals*	200	718
Natus Medical, Inc.*	100	1,543
Nektar Therapeutics*	300	2,922
NuVasive, Inc.*	100	4,176
Odyssey HealthCare, Inc.*	100	1,250
Omnicare, Inc.	395	8,895
Omnicell, Inc.*	200	2,228
Onyx Pharmaceuticals, Inc.*	200	5,994
OraSure Technologies, Inc.*	200	580
Orthofix International NV*	100	2,939
OSI Pharmaceuticals, Inc.*	212	7,484
Owens & Minor, Inc.	100	4,525
Palomar Medical Technologies, Inc.*	100	1,621
Par Pharmaceutical Cos., Inc.*	100	2,151
Parexel International Corp.*	200	2,718
Patterson Cos., Inc.*	287	7,821
PDL BioPharma, Inc.	500	3,940
PerkinElmer, Inc.	400	7,696
Perrigo Co.	300	10,197
Pfizer, Inc.	21,174	350,430
Pharmaceutical Product Development, Inc.	400	8,776
PharMerica Corp.*	102	1,894
Phase Forward, Inc.*	100	1,404
Progenics Pharmaceuticals, Inc.*	100	524
Providence Service Corp./The*	40	466
PSS World Medical, Inc.*	200	4,366
Psychiatric Solutions, Inc.*	200	5,352
Quality Systems, Inc.	100	6,157
Quest Diagnostics, Inc.	500	26,095
Quidel Corp.*	200	3,246
Regeneron Pharmaceuticals, Inc.*	200	3,860
RehabCare Group, Inc.*	100	2,169
Res-Care, Inc.*	100	1,421
ResMed, Inc.*	200	9,040
Rigel Pharmaceuticals, Inc.*	100	820
Salix Pharmaceuticals Ltd.*	100	2,126
Savient Pharmaceuticals, Inc.*	300	4,560
Schering-Plough Corp.	9,275	262,019
Seattle Genetics, Inc.*	300	4,209
Sepracor, Inc.*	400	9,160
Sequenom, Inc.*	200	646
SonoSite, Inc.*	100	2,646
St. Jude Medical, Inc.*	1,100	42,911
STERIS Corp.	200	6,090
Stryker Corp.	1,075	48,837
Sun Healthcare Group, Inc.*	200	1,728
SurModics, Inc.*	100	2,460
Symmetry Medical, Inc.*	100	1,037
Techne Corp.	100	6,255
Teleflex, Inc.	100	4,831
Tenet Healthcare Corp.*	1,474	8,667
Theravance, Inc.*	200	2,928
Thermo Fisher Scientific, Inc.*	1,300	56,771
Thoratec Corp.*	200	6,054
United Therapeutics Corp.*	200	9,798
UnitedHealth Group, Inc.	3,726	93,299
Universal American Corp.*	100	942
Universal Health Services, Inc., Class B	156	9,661
Valeant Pharmaceuticals International*	300	8,418
Varian Medical Systems, Inc.*	400	16,852
Varian, Inc.*	100	5,106
VCA Antech, Inc.*	300	8,067
Vertex Pharmaceuticals, Inc.*	500	18,950
Viropharma, Inc.*	200	1,924
Vital Images, Inc.*	100	1,252
Vivus, Inc.*	300	3,135
Volcano Corp.*	200	3,364
Waters Corp.*	300	16,758
Watson Pharmaceuticals, Inc.*	300	10,992
WellCare Health Plans, Inc.*	200	4,930
WellPoint, Inc.*	6,047	286,386
West Pharmaceutical Services, Inc.	100	4,061
Wright Medical Group, Inc.*	100	1,786
Wyeth	4,190	203,550
XenoPort, Inc.*	100	2,123
Zimmer Holdings, Inc.*	5,802	310,117
Zymogenetics, Inc.*	100	604
		6,170,386
Industrials — 3.5%
3M Co.	2,153	158,891
A.O. Smith Corp.	100	3,810
AAR Corp.*	100	2,194
ABM Industries, Inc.	100	2,104
ACCO Brands Corp.*	359	2,592
Actuant Corp., Class A	200	3,212
Acuity Brands, Inc.	200	6,442
Administaff, Inc.	100	2,627
Advisory Board Co./The*	100	2,514
Aecom Technology Corp.*	300	8,142
AGCO Corp.*	311	8,593
Airtran Holdings, Inc.*	300	1,875
Alaska Air Group, Inc.*	200	5,358
Albany International Corp., Class A	100	1,940
Alexander & Baldwin, Inc.	200	6,418
Allegiant Travel Co.*	42	1,600
Alliant Techsystems, Inc.*	101	7,863
American Ecology Corp.	100	1,870
American Science & Engineering, Inc.	37	2,517
American Superconductor Corp.*	200	6,708
Ameron International Corp.	56	3,919
AMETEK, Inc.	350	12,219
AMR Corp.*	980	7,791
Apogee Enterprises, Inc.	100	1,502
Applied Industrial Technologies, Inc.	150	3,174
Arkansas Best Corp.	100	2,994
Armstrong World Industries, Inc.*	100	3,446
Astec Industries, Inc.*	100	2,547
ATC Technology Corp.*	100	1,976
Avery Dennison Corp.	380	13,684
Avis Budget Group, Inc.*	387	5,170
Badger Meter, Inc.	100	3,869
Baldor Electric Co.	200	5,468
Barnes Group, Inc.	200	3,418
BE Aerospace, Inc.*	400	8,056
Beacon Roofing Supply, Inc.*	150	2,397
Belden, Inc.	200	4,620
Blount International, Inc.*	100	947
Boeing Co.	11,912	645,035
Bowne & Co., Inc.	84	647
Brady Corp., Class A	200	5,744
Briggs & Stratton Corp.	200	3,882
Brink's Co./The	100	2,691
Bucyrus International, Inc.	300	10,686
Burlington Northern Santa Fe Corp.	862	68,813
C.H. Robinson Worldwide, Inc.	500	28,875
Carlisle Cos., Inc.	200	6,782
Cascade Corp.	100	2,674
Caterpillar, Inc.	1,846	94,755
CBIZ, Inc.*	200	1,492
Celadon Group, Inc.*	100	1,131
Cenveo, Inc.*	200	1,384
Ceradyne, Inc.*	100	1,833
Cintas Corp.	360	10,912
CIRCOR International, Inc.	100	2,826
CLARCOR, Inc.	200	6,272
Clean Harbors, Inc.*	60	3,376
Comfort Systems USA, Inc.	100	1,159
Continental Airlines, Inc., Class B*	400	6,576
Con-way, Inc.	200	7,664
Copa Holdings SA, Class A	100	4,449
Copart, Inc.*	200	6,642
Corporate Executive Board Co./The	100	2,490
Corrections Corp. of America*	300	6,795
CoStar Group, Inc.*	100	4,122
Covanta Holding Corp.*	314	5,338
CRA International, Inc.*	100	2,729
Crane Co.	160	4,130
CSX Corp.	1,200	50,232
Cubic Corp.	100	3,947
Cummins, Inc.	600	26,886
Curtiss-Wright Corp.	200	6,826
Danaher Corp.	800	53,856
Deere & Co.	1,276	54,766
Delta Air Lines, Inc.*	2,517	22,552
Deluxe Corp.	240	4,104
Donaldson Co., Inc.	300	10,389
Dover Corp.	600	23,256
Dun & Bradstreet Corp.	171	12,880
Dycom Industries, Inc.*	160	1,968
Eaton Corp.	500	28,295
EMCOR Group, Inc.*	280	7,090
Emerson Electric Co.	2,400	96,192
Encore Wire Corp.	100	2,234
Energy Conversion Devices, Inc.*	200	2,316
EnergySolutions, Inc.	307	2,831
EnerSys*	200	4,424
Ennis, Inc.	100	1,613
EnPro Industries, Inc.*	100	2,286
Equifax, Inc.	455	13,259
ESCO Technologies, Inc.*	100	3,940
Esterline Technologies Corp.*	100	3,921
Expeditors International of Washington, Inc.	700	24,605
Exponent, Inc.*	100	2,817
Fastenal Co.	400	15,480
Federal Signal Corp.	200	1,438
FedEx Corp.	949	71,384
First Solar, Inc.*	164	25,069
Flowserve Corp.	177	17,442
Fluor Corp.	575	29,239
Force Protection, Inc.*	300	1,638
Forward Air Corp.	100	2,315
Franklin Electric Co., Inc.	100	2,867
FTI Consulting, Inc.*	154	6,562
FuelCell Energy, Inc.*	200	854
G&K Services, Inc., Class A	100	2,216
Gardner Denver, Inc.*	200	6,976
GATX Corp.	200	5,590
General Cable Corp.*	200	7,830
General Dynamics Corp.	1,093	70,608
General Electric Co.	33,215	545,390
Genesee & Wyoming, Inc., Class A*	150	4,548
Geo Group, Inc./The*	100	2,017
GeoEye, Inc.*	100	2,680
Gibraltar Industries, Inc.	100	1,327
Goodrich Corp.	400	21,736
Graco, Inc.	214	5,964
GrafTech International Ltd.*	280	4,116
Granite Construction, Inc.	100	3,094
Griffon Corp.*	163	1,641
Harsco Corp.	300	10,623
Healthcare Services Group, Inc.	150	2,754
Heartland Express, Inc.	266	3,830
HEICO Corp.	100	4,336
Heidrick & Struggles International, Inc.	100	2,326
Herman Miller, Inc.	200	3,382
Hertz Global Holdings, Inc.*	671	7,267
Hexcel Corp.*	300	3,432
HNI Corp.	200	4,720
Honeywell International, Inc.	2,300	85,445
HUB Group, Inc., Class A*	200	4,570
Hubbell, Inc., Class B	200	8,400
Huron Consulting Group, Inc.*	100	2,583
IDEX Corp.	300	8,385
IHS, Inc., Class A*	163	8,334
II-VI, Inc.*	100	2,544
Illinois Tool Works, Inc.	1,400	59,794
Insituform Technologies, Inc., Class A*	100	1,914
Interface, Inc., Class A	200	1,660
Interline Brands, Inc.*	100	1,685
Iron Mountain, Inc.*	500	13,330
ITT Corp.	600	31,290
J.B. Hunt Transport Services, Inc.	293	9,414
Jacobs Engineering Group, Inc.*	400	18,380
JetBlue Airways Corp.*	550	3,289
John Bean Technologies Corp.	108	1,962
Joy Global, Inc.	337	16,493
Kadant, Inc.*	100	1,213
Kaman Corp.	100	2,198
Kansas City Southern*	300	7,947
Kaydon Corp.	100	3,242
KBR, Inc.	535	12,460
Kelly Services, Inc., Class A	100	1,230
Kennametal, Inc.	200	4,922
Kforce, Inc.*	100	1,202
Kimball International, Inc., Class B	100	763
Kirby Corp.*	200	7,364
Knight Transportation, Inc.	150	2,517
Knoll, Inc.	100	1,043
Korn/Ferry International*	100	1,459
L-3 Communications Holdings, Inc.	4,675	375,496
Landstar System, Inc.	200	7,612
Lennox International, Inc.	200	7,224
Lincoln Electric Holdings, Inc.	100	4,745
Lockheed Martin Corp.	1,000	78,080
LSI Industries, Inc.	100	665
Manitowoc Co., Inc./The	232	2,197
Manpower, Inc.	251	14,234
Masco Corp.	1,000	12,920
MasTec, Inc.*	100	1,215
McDermott International, Inc.*	745	18,826
McGrath RentCorp	100	2,127
Middleby Corp.*	70	3,851
Mine Safety Appliances Co.	100	2,751
Mobile Mini, Inc.*	200	3,472
Monster Worldwide, Inc.*	500	8,740
Moog, Inc., Class A*	200	5,900
MPS Group, Inc.*	300	3,156
MSC Industrial Direct Co., Class A	100	4,358
Mueller Industries, Inc.	100	2,387
Mueller Water Products, Inc., Class A	500	2,740
Navigant Consulting, Inc.*	200	2,700
Navistar International Corp.*	210	7,858
NCI Building Systems, Inc.*	100	320
Nordson Corp.	100	5,609
Norfolk Southern Corp.	1,162	50,094
Northrop Grumman Corp.	11,295	584,516
Old Dominion Freight Line, Inc.*	150	4,564
Orbital Sciences Corp.*	200	2,994
Oshkosh Corp.	300	9,279
Otter Tail Corp.	100	2,393
Owens Corning*	400	8,980
PACCAR, Inc.	1,124	42,386
Pacer International, Inc.	100	386
Pall Corp.	400	12,912
Parker Hannifin Corp.	500	25,920
Pentair, Inc.	300	8,856
Pitney Bowes, Inc.	634	15,755
Power-One, Inc.*	300	585
Precision Castparts Corp.	448	45,638
Quanex Building Products Corp.	150	2,154
Quanta Services, Inc.*	602	13,322
R.R. Donnelley & Sons Co.	680	14,457
Raven Industries, Inc.	100	2,673
Raytheon Co.	1,200	57,564
RBC Bearings, Inc.*	100	2,333
Regal-Beloit Corp.	100	4,571
Republic Airways Holdings, Inc.*	100	933
Republic Services, Inc.	1,034	27,473
Resources Connection, Inc.*	200	3,412
Robert Half International, Inc.	400	10,008
Rockwell Automation, Inc.	400	17,040
Rockwell Collins, Inc.	500	25,400
Rollins, Inc.	150	2,828
Roper Industries, Inc.	300	15,294
RSC Holdings, Inc.*	200	1,454
Rush Enterprises, Inc., Class A*	150	1,938
Ryder System, Inc.	200	7,812
Seaboard Corp.	2	2,600
Shaw Group, Inc./The*	220	7,060
Simpson Manufacturing Co., Inc.	100	2,526
Skywest, Inc.	200	3,316
Southwest Airlines Co.	2,400	23,040
Spherion Corp.*	200	1,242
Spirit Aerosystems Holdings, Inc., Class A*	400	7,224
SPX Corp.	180	11,029
Steelcase, Inc., Class A	200	1,242
Stericycle, Inc.*	300	14,535
SunPower Corp., Class A*	324	9,684
SYKES Enterprises, Inc.*	100	2,082
Taser International, Inc.*	200	944
Team, Inc.*	100	1,695
Tecumseh Products Co., Class A*	100	1,133
Teledyne Technologies, Inc.*	100	3,599
Terex Corp.*	400	8,292
Tetra Tech, Inc.*	200	5,306
Textron, Inc.	920	17,462
Thomas & Betts Corp.*	140	4,211
Timken Co.	333	7,802
Titan International, Inc.	125	1,112
Toro Co.	100	3,977
TransDigm Group, Inc.*	100	4,981
Tredegar Corp.	100	1,450
Trinity Industries, Inc.	220	3,782
Triumph Group, Inc.	51	2,447
TrueBlue, Inc.*	200	2,814
Tutor Perini Corp.*	200	4,260
Tyco Electronics Ltd.	17,175	382,659
UAL Corp.*	220	2,028
Union Pacific Corp.	1,587	92,601
United Parcel Service, Inc., Class B	2,178	122,992
United Stationers, Inc.*	100	4,761
United Technologies Corp.	2,631	160,307
Universal Forest Products, Inc.	100	3,946
URS Corp.*	260	11,349
US Airways Group, Inc.*	500	2,350
USG Corp.*	100	1,718
UTi Worldwide, Inc.	400	5,792
Valmont Industries, Inc.	58	4,940
Viad Corp.	100	1,991
Vicor Corp.*	100	772
W.W. Grainger, Inc.	235	21,000
Waste Connections, Inc.*	300	8,658
Waste Management, Inc.	1,500	44,730
Watsco, Inc.	100	5,391
Watson Wyatt Worldwide, Inc., Class A	100	4,356
Watts Water Technologies, Inc., Class A	100	3,025
Werner Enterprises, Inc.	200	3,726
WESCO International, Inc.*	200	5,760
Westinghouse Air Brake Technologies Corp.	200	7,506
Woodward Governor Co.	200	4,852
		5,646,743
Information Technology — 5.3%
3Com Corp.*	1,600	8,368
Accenture plc, Class A	300	11,181
ACI Worldwide, Inc.*	100	1,513
Actel Corp.*	100	1,217
Activision Blizzard, Inc.*	1,700	21,063
Acxiom Corp.*	200	1,892
Adaptec, Inc.*	400	1,336
ADC Telecommunications, Inc.*	382	3,186
Adobe Systems, Inc.*	1,616	53,393
Adtran, Inc.	200	4,910
Advanced Energy Industries, Inc.*	100	1,424
Advanced Micro Devices, Inc.*	1,700	9,622
Advent Software, Inc.*	100	4,025
Affiliated Computer Services, Inc., Class A*	300	16,251
Agilent Technologies, Inc.*	1,031	28,693
Agilysys, Inc.	80	527
Akamai Technologies, Inc.*	500	9,840
Alcatel-Lucent ADR*	95,625	429,356
Alliance Data Systems Corp.*	200	12,216
Altera Corp.	1,000	20,510
Amdocs Ltd.*	600	16,128
Amkor Technology, Inc.*	400	2,752
Amphenol Corp., Class A	600	22,608
Analog Devices, Inc.	965	26,615
Anixter International, Inc.*	100	4,011
ANSYS, Inc.*	300	11,241
Apple, Inc.*	2,798	518,665
Applied Materials, Inc.	4,120	55,208
Applied Micro Circuits Corp.*	250	2,498
Ariba, Inc.*	160	1,856
Arris Group, Inc.*	393	5,113
Arrow Electronics, Inc.*	300	8,445
Aruba Networks, Inc.*	260	2,298
AsiaInfo Holdings, Inc.*	100	1,997
Atheros Communications, Inc.*	200	5,306
Atmel Corp.*	1,300	5,447
ATMI, Inc.*	100	1,815
Autodesk, Inc.*	744	17,707
Automatic Data Processing, Inc.	1,590	62,487
Avnet, Inc.*	400	10,388
Avocent Corp.*	200	4,054
AVX Corp.	200	2,386
Benchmark Electronics, Inc.*	250	4,500
Black Box Corp.	100	2,509
Blackbaud, Inc.	100	2,320
Blackboard, Inc.*	100	3,778
Blue Coat Systems, Inc.*	161	3,637
BMC Software, Inc.*	600	22,518
Brightpoint, Inc.*	270	2,363
Broadcom Corp., Class A*	1,560	47,876
Broadridge Financial Solutions, Inc.	350	7,035
Brocade Communications Systems, Inc.*	1,200	9,432
Brooks Automation, Inc.*	311	2,404
CA, Inc.	20,091	441,801
Cabot Microelectronics Corp.*	100	3,486
CACI International, Inc., Class A*	100	4,727
Cadence Design Systems, Inc.*	1,000	7,340
Cavium Networks, Inc.*	146	3,135
Checkpoint Systems, Inc.*	100	1,644
Ciber, Inc.*	200	800
Ciena Corp.*	371	6,040
Cirrus Logic, Inc.*	300	1,668
Cisco Systems, Inc.*	18,000	423,720
Citrix Systems, Inc.*	586	22,989
Cogent, Inc.*	100	1,010
Cognex Corp.	200	3,276
Cognizant Technology Solutions Corp., Class A*	939	36,302
Coherent, Inc.*	100	2,332
Cohu, Inc.	100	1,356
CommScope, Inc.*	300	8,979
CommVault Systems, Inc.*	200	4,150
Computer Sciences Corp.*	500	26,355
Compuware Corp.*	700	5,131
Comtech Telecommunications Corp.*	100	3,322
Concur Technologies, Inc.*	200	7,952
Convergys Corp.*	500	4,970
Corning, Inc.	4,820	73,794
Cree, Inc.*	300	11,025
CSG Systems International, Inc.*	200	3,202
CTS Corp.	100	930
Cybersource Corp.*	300	5,001
Cymer, Inc.*	100	3,886
Cypress Semiconductor Corp.*	620	6,405
Daktronics, Inc.	200	1,714
DealerTrack Holdings, Inc.*	100	1,891
Dell, Inc.*	22,130	337,704
Deltek, Inc.*	29	223
Diebold, Inc.	200	6,586
Digital River, Inc.*	100	4,032
Dolby Laboratories, Inc., Class A*	200	7,638
DSP Group, Inc.*	100	814
DST Systems, Inc.*	100	4,480
DTS, Inc.*	100	2,738
Earthlink, Inc.	400	3,364
eBay, Inc.*	3,537	83,509
Echelon Corp.*	100	1,287
EchoStar Corp., Class A*	160	2,954
Electro Scientific Industries, Inc.*	100	1,339
Electronic Arts, Inc.*	1,041	19,831
Electronics for Imaging, Inc.*	200	2,254
EMC Corp.*	6,300	107,352
Emulex Corp.*	300	3,087
Epicor Software Corp.*	200	1,274
EPIQ Systems, Inc.*	100	1,450
Equinix, Inc.*	100	9,200
Euronet Worldwide, Inc.*	200	4,806
Exar Corp.*	100	735
Extreme Networks*	219	613
F5 Networks, Inc.*	200	7,926
Factset Research Systems, Inc.	100	6,624
Fair Isaac Corp.	200	4,298
Fairchild Semiconductor International, Inc.*	460	4,706
FEI Co.*	100	2,465
Fidelity National Information Services, Inc.	522	13,316
Fiserv, Inc.*	500	24,100
FLIR Systems, Inc.*	432	12,083
Formfactor, Inc.*	200	4,784
Gartner, Inc.*	200	3,654
Genpact Ltd.*	200	2,460
Global Cash Access Holdings, Inc.*	100	731
Global Payments, Inc.	300	14,010
Google, Inc., Class A*	751	372,383
GSI Commerce, Inc.*	100	1,931
Harmonic, Inc.*	300	2,004
Harris Corp.	420	15,792
Harris Stratex Networks, Inc., Class A*	104	728
Heartland Payment Systems, Inc.	100	1,451
Hewitt Associates, Inc., Class A*	300	10,929
Hewlett-Packard Co.	7,505	354,311
Hittite Microwave Corp.*	100	3,678
IAC/InterActiveCorp*	370	7,470
Infinera Corp.*	400	3,180
infoGROUP, Inc.*	100	701
Informatica Corp.*	300	6,774
Infospace, Inc.*	100	774
Ingram Micro, Inc., Class A*	500	8,425
Insight Enterprises, Inc.*	200	2,442
Integrated Device Technology, Inc.*	720	4,867
Intel Corp.	17,556	343,571
InterDigital, Inc.*	200	4,632
Intermec, Inc.*	200	2,820
International Business Machines Corp.	4,144	495,664
International Rectifier Corp.*	300	5,847
Internet Capital Group, Inc.*	100	836
Intersil Corp., Class A	460	7,043
Intevac, Inc.*	100	1,344
Intuit, Inc.*	1,000	28,500
Itron, Inc.*	104	6,671
Ixia*	100	686
j2 Global Communications, Inc.*	200	4,602
Jabil Circuit, Inc.	800	10,728
Jack Henry & Associates, Inc.	300	7,041
JDA Software Group, Inc.*	100	2,194
JDS Uniphase Corp.*	812	5,773
Juniper Networks, Inc.*	1,600	43,232
Kla-Tencor Corp.	556	19,938
Knot, Inc./The*	100	1,092
Kulicke & Soffa Industries, Inc.*	200	1,206
L-1 Identity Solutions, Inc.*	61	426
Lam Research Corp.*	5,610	191,638
Lattice Semiconductor Corp.*	400	900
Lawson Software, Inc.*	200	1,248
Lender Processing Services, Inc.	361	13,779
Lexmark International, Inc., Class A*	300	6,462
Linear Technology Corp.	700	19,341
Littelfuse, Inc.*	100	2,624
LSI Corp.*	1,896	10,409
Manhattan Associates, Inc.*	100	2,020
Mantech International Corp., Class A*	100	4,716
Marchex, Inc., Class B	100	491
Marvell Technology Group Ltd.*	1,580	25,580
Mastercard, Inc., Class A	270	54,581
Maxim Integrated Products, Inc.	993	18,013
MAXIMUS, Inc.	100	4,660
McAfee, Inc.*	500	21,895
MEMC Electronic Materials, Inc.*	600	9,978
Mentor Graphics Corp.*	300	2,793
MercadoLibre, Inc.*	100	3,846
Mercury Computer Systems, Inc.*	100	986
Metavante Technologies, Inc.*	311	10,723
Methode Electronics, Inc.	100	867
Micrel, Inc.	200	1,630
Microchip Technology, Inc.	600	15,900
Micron Technology, Inc.*	2,766	22,681
Micros Systems, Inc.*	200	6,038
Microsemi Corp.*	300	4,737
Microsoft Corp.	35,582	921,218
MicroStrategy, Inc., Class A*	48	3,434
Microtune, Inc.*	200	364
MKS Instruments, Inc.*	200	3,858
ModusLink Global Solutions, Inc.*	160	1,294
Molex, Inc.	500	10,440
Monolithic Power Systems, Inc.*	100	2,345
Motorola, Inc.	36,179	310,778
Move, Inc.*	500	1,350
MTS Systems Corp.	100	2,921
National Instruments Corp.	200	5,526
National Semiconductor Corp.	600	8,562
NCR Corp.*	400	5,528
Net 1 UEPS Technologies, Inc.*	200	4,192
NetApp, Inc.*	1,000	26,680
Netgear, Inc.*	100	1,835
Netlogic Microsystems, Inc.*	100	4,500
Netscout Systems, Inc.*	100	1,351
NeuStar, Inc., Class A*	300	6,780
Newport Corp.*	100	876
Novatel Wireless, Inc.*	100	1,136
Novell, Inc.*	1,400	6,314
Novellus Systems, Inc.*	400	8,392
Nuance Communications, Inc.*	740	11,070
Nvidia Corp.*	1,830	27,505
Omniture, Inc.*	200	4,288
Omnivision Technologies, Inc.*	200	3,256
ON Semiconductor Corp.*	1,170	9,653
Oracle Corp.	11,940	248,830
Palm, Inc.*	400	6,972
Parametric Technology Corp.*	360	4,975
Park Electrochemical Corp.	100	2,465
Paychex, Inc.	1,000	29,050
Perot Systems Corp., Class A*	300	8,910
Plantronics, Inc.	200	5,362
Plexus Corp.*	200	5,268
PMC - Sierra, Inc.*	900	8,604
Polycom, Inc.*	300	8,025
Power Integrations, Inc.	100	3,333
Progress Software Corp.*	100	2,265
QLogic Corp.*	300	5,160
QUALCOMM, Inc.	5,197	233,761
Quantum Corp.*	800	1,008
Quest Software, Inc.*	200	3,370
Rackspace Hosting, Inc.*	254	4,333
Radisys Corp.*	100	869
Rambus, Inc.*	360	6,264
RealNetworks, Inc.*	400	1,488
Red Hat, Inc.*	600	16,584
RF Micro Devices, Inc.*	1,057	5,740
Riverbed Technology, Inc.*	140	3,074
Rofin-Sinar Technologies, Inc.*	200	4,592
Rogers Corp.*	100	2,997
Rovi Corp.*	287	9,643
S1 Corp.*	225	1,391
SAIC, Inc.*	644	11,296
Salesforce.com, Inc.*	340	19,356
SanDisk Corp.*	700	15,190
Sapient Corp.*	300	2,412
Scansource, Inc.*	106	3,002
Seagate Technology	1,602	24,366
Semtech Corp.*	200	3,402
Sigma Designs, Inc.*	100	1,453
Silicon Image, Inc.*	300	729
Silicon Laboratories, Inc.*	200	9,272
Silicon Storage Technology, Inc.*	300	726
Skyworks Solutions, Inc.*	500	6,620
Sohu.com, Inc.*	100	6,878
Solera Holdings, Inc.	200	6,222
SonicWALL, Inc.*	200	1,680
Sonus Networks, Inc.*	820	1,738
SPSS, Inc.*	100	4,995
SRA International, Inc., Class A*	220	4,750
Standard Microsystems Corp.*	100	2,321
Starent Networks Corp.*	100	2,542
STEC, Inc.*	94	2,763
Sun Microsystems, Inc.*	2,200	19,998
Sybase, Inc.*	276	10,736
Sycamore Networks, Inc.*	600	1,812
Symantec Corp.*	2,573	42,377
Symmetricom, Inc.*	200	1,036
Symyx Technologies, Inc.*	100	662
Synaptics, Inc.*	150	3,780
Synopsys, Inc.*	400	8,968
Take-Two Interactive Software, Inc.*	300	3,363
Tech Data Corp.*	200	8,322
Tekelec*	200	3,286
TeleTech Holdings, Inc.*	100	1,706
Tellabs, Inc.*	1,560	10,795
Teradata Corp.*	500	13,760
Teradyne, Inc.*	500	4,625
Tessera Technologies, Inc.*	200	5,578
Texas Instruments, Inc.	3,980	94,286
TIBCO Software, Inc.*	700	6,643
TiVo, Inc.*	400	4,144
TNS, Inc.*	100	2,740
Total System Services, Inc.	400	6,444
Trimble Navigation Ltd.*	300	7,173
TriQuint Semiconductor, Inc.*	500	3,860
TTM Technologies, Inc.*	200	2,294
Tyler Technologies, Inc.*	100	1,709
Ultimate Software Group, Inc.*	100	2,872
Ultratech, Inc.*	100	1,323
Unisys Corp.*	1,441	3,847
United Online, Inc.	200	1,608
Universal Display Corp.*	100	1,194
Utstarcom, Inc.*	300	627
Valueclick, Inc.*	300	3,957
Varian Semiconductor Equipment Associates, Inc.*	175	5,747
VASCO Data Security International, Inc.*	100	742
Veeco Instruments, Inc.*	100	2,332
VeriFone Holdings, Inc.*	288	4,576
VeriSign, Inc.*	600	14,214
Viasat, Inc.*	100	2,658
Visa, Inc., Class A	1,417	97,929
Vishay Intertechnology, Inc.*	800	6,320
VMware, Inc., Class A*	200	8,034
Websense, Inc.*	200	3,360
Western Digital Corp.*	722	26,375
Western Union Co./The	2,200	41,624
Wright Express Corp.*	100	2,951
Xerox Corp.	2,600	20,124
Xilinx, Inc.	900	21,078
Yahoo! Inc.*	3,758	66,930
Zebra Technologies Corp., Class A*	213	5,523
Zoran Corp.*	200	2,304
		8,406,740
Materials — 0.9%
A. Schulman, Inc.	70	1,395
Air Products & Chemicals, Inc.	644	49,961
Airgas, Inc.	300	14,511
AK Steel Holding Corp.	260	5,130
Albemarle Corp.	310	10,726
Alcoa, Inc.	3,035	39,819
Allegheny Technologies, Inc.	300	10,497
AMCOL International Corp.	100	2,289
Aptargroup, Inc.	200	7,472
Arch Chemicals, Inc.	100	2,999
Ashland, Inc.	300	12,966
Balchem Corp.	100	2,630
Ball Corp.	300	14,760
Bemis Co., Inc.	300	7,773
Brush Engineered Materials, Inc.*	100	2,446
Cabot Corp.	300	6,933
Calgon Carbon Corp.*	200	2,966
Carpenter Technology Corp.	200	4,678
Celanese Corp., Series A	400	10,000
Century Aluminum Co.*	160	1,496
CF Industries Holdings, Inc.	172	14,831
Clearwater Paper Corp.*	39	1,612
Cliffs Natural Resources, Inc.	360	11,650
Coeur d'Alene Mines Corp.*	187	3,833
Commercial Metals Co.	500	8,950
Compass Minerals International, Inc.	100	6,162
Crown Holdings, Inc.*	500	13,600
Cytec Industries, Inc.	200	6,494
Domtar Corp.*	149	5,248
Dow Chemical Co./The	3,410	88,899
E.I. Du Pont de Nemours & Co.	2,854	91,728
Eagle Materials, Inc.	200	5,716
Eastman Chemical Co.	200	10,708
Ecolab, Inc.	757	34,996
Ferro Corp.	100	890
FMC Corp.	200	11,250
Freeport-McMoRan Copper & Gold, Inc.	1,302	89,330
Greif, Inc., Class A	100	5,505
H.B. Fuller Co.	200	4,180
Hecla Mining Co.*	900	3,951
Huntsman Corp.	500	4,555
International Flavors & Fragrances, Inc.	300	11,379
International Paper Co.	1,398	31,077
Intrepid Potash, Inc.*	100	2,359
Kaiser Aluminum Corp.	100	3,636
Louisiana-Pacific Corp.*	416	2,775
Lubrizol Corp.	200	14,292
Martin Marietta Materials, Inc.	147	13,534
MeadWestvaco Corp.	500	11,155
Minerals Technologies, Inc.	100	4,756
Monsanto Co.	1,717	132,896
Mosaic Co./The	500	24,035
Myers Industries, Inc.	100	1,077
Nalco Holding Co.	400	8,196
Neenah Paper, Inc.	100	1,177
NewMarket Corp.	40	3,722
Newmont Mining Corp.	1,500	66,030
Nucor Corp.	968	45,506
Olin Corp.	300	5,232
OM Group, Inc.*	100	3,039
Owens-Illinois, Inc.*	532	19,631
P.H. Glatfelter Co.	200	2,296
Packaging Corp. of America	400	8,160
Pactiv Corp.*	500	13,025
PolyOne Corp.*	300	2,001
PPG Industries, Inc.	500	29,105
Praxair, Inc.	949	77,524
Reliance Steel & Aluminum Co.	200	8,512
Rock-Tenn Co., Class A	100	4,711
Rockwood Holdings, Inc.*	196	4,032
Royal Gold, Inc.	100	4,560
RPM International, Inc.	500	9,245
RTI International Metals, Inc.*	100	2,491
Schnitzer Steel Industries, Inc., Class A	100	5,325
Schweitzer-Mauduit International, Inc.	100	5,436
Scotts Miracle-Gro Co./The, Class A	106	4,553
Sealed Air Corp.	600	11,778
Sensient Technologies Corp.	200	5,554
Sigma-Aldrich Corp.	400	21,592
Silgan Holdings, Inc.	100	5,273
Solutia, Inc.*	429	4,968
Sonoco Products Co.	300	8,262
Southern Copper Corp.	580	17,806
Spartech Corp.	100	1,077
Steel Dynamics, Inc.	610	9,357
Stillwater Mining Co.*	100	672
Temple-Inland, Inc.	400	6,568
Terra Industries, Inc.	300	10,401
Texas Industries, Inc.	100	4,199
Titanium Metals Corp.	300	2,877
United States Steel Corp.	465	20,632
Valspar Corp.	400	11,004
Vulcan Materials Co.	404	21,844
Walter Industries, Inc.	200	12,012
Wausau Paper Corp.	100	1,000
Weyerhaeuser Co.	700	25,655
Worthington Industries, Inc.	200	2,780
WR Grace & Co.*	300	6,522
Zep, Inc.	100	1,625
Zoltek Cos., Inc.*	100	1,050
		1,436,523
Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc.	100	925
American Tower Corp., Class A*	1,220	44,408
AT&T, Inc.	18,503	499,766
Cbeyond, Inc.*	100	1,613
Centennial Communications Corp.*	80	639
CenturyTel, Inc.	957	32,155
Cincinnati Bell, Inc.*	800	2,800
Consolidated Communications Holdings, Inc.	3	48
Crown Castle International Corp.*	917	28,757
Fairpoint Communications, Inc.	1,535	629
Frontier Communications Corp.	876	6,605
General Communication, Inc., Class A*	200	1,372
Iowa Telecommunications Services, Inc.	100	1,260
Leap Wireless International, Inc.*	180	3,519
Level 3 Communications, Inc.*	5,500	7,645
MetroPCS Communications, Inc.*	800	7,488
Neutral Tandem, Inc.*	124	2,822
NII Holdings, Inc.*	500	14,990
NTELOS Holdings Corp.	100	1,766
Premiere Global Services, Inc.*	200	1,662
Qwest Communications International, Inc.	5,000	19,050
SBA Communications Corp., Class A*	340	9,190
Shenandoah Telecommunications Co.	100	1,795
Sprint Nextel Corp.*	8,882	35,084
Syniverse Holdings, Inc.*	200	3,500
Telephone & Data Systems, Inc.	300	9,303
tw telecom, Inc.*	600	8,070
United States Cellular Corp.*	100	3,907
USA Mobility, Inc.	100	1,288
Verizon Communications, Inc.	8,917	269,918
Windstream Corp.	1,247	12,632
		1,034,606
Utilities — 1.1%
AES Corp./The*	1,960	29,047
AGL Resources, Inc.	200	7,054
Allegheny Energy, Inc.	500	13,260
Allete, Inc.	100	3,357
Alliant Energy Corp.	400	11,140
Ameren Corp.	720	18,202
American Electric Power Co., Inc.	1,464	45,369
American States Water Co.	100	3,618
American Water Works Co., Inc.	200	3,988
Aqua America, Inc.	400	7,056
Atmos Energy Corp.	312	8,792
Avista Corp.	200	4,044
Black Hills Corp.	100	2,517
California Water Service Group	100	3,894
Calpine Corp.*	1,000	11,520
Centerpoint Energy, Inc.	1,151	14,307
CH Energy Group, Inc.	49	2,171
Cleco Corp.	200	5,016
CMS Energy Corp.	660	8,844
Consolidated Edison, Inc.	876	35,863
Constellation Energy Group, Inc.	560	18,127
Dominion Resources, Inc.	1,866	64,377
DPL, Inc.	400	10,440
DTE Energy Co.	500	17,570
Duke Energy Corp.	4,073	64,109
Dynegy, Inc., Class A*	1,516	3,866
Edison International	1,000	33,580
El Paso Electric Co.*	200	3,534
Empire District Electric Co./The	100	1,809
Energen Corp.	200	8,620
Entergy Corp.	622	49,673
EQT Corp.	400	17,040
Exelon Corp.	2,075	102,961
FirstEnergy Corp.	971	44,394
FPL Group, Inc.	1,300	71,799
Great Plains Energy, Inc.	428	7,683
Hawaiian Electric Industries, Inc.	300	5,436
IDACORP, Inc.	200	5,758
Integrys Energy Group, Inc.	265	9,511
ITC Holdings Corp.	200	9,090
Laclede Group, Inc./The	100	3,216
MDU Resources Group, Inc.	600	12,510
MGE Energy, Inc.	100	3,648
Mirant Corp.*	443	7,278
National Fuel Gas Co.	200	9,162
New Jersey Resources Corp.	150	5,447
Nicor, Inc.	100	3,659
NiSource, Inc.	800	11,112
Northeast Utilities	500	11,870
Northwest Natural Gas Co.	100	4,166
NorthWestern Corp.	100	2,443
NRG Energy, Inc.*	878	24,751
NSTAR	300	9,546
NV Energy, Inc.	900	10,431
OGE Energy Corp.	300	9,924
Oneok, Inc.	300	10,986
Ormat Technologies, Inc.	100	4,082
Pepco Holdings, Inc.	600	8,928
PG&E Corp.	1,170	47,373
Piedmont Natural Gas Co., Inc.	200	4,788
Pinnacle West Capital Corp.	300	9,846
PNM Resources, Inc.	300	3,504
Portland General Electric Co.	200	3,944
PPL Corp.	1,196	36,287
Progress Energy, Inc.	900	35,154
Public Service Enterprise Group, Inc.	1,604	50,430
Questar Corp.	500	18,780
RRI Energy, Inc.*	820	5,855
SCANA Corp.	400	13,960
Sempra Energy	6,525	325,010
SJW Corp.	100	2,285
South Jersey Industries, Inc.	100	3,530
Southern Co./The	2,400	76,008
Southwest Gas Corp.	200	5,116
TECO Energy, Inc.	800	11,264
UGI Corp.	400	10,024
UIL Holdings Corp.	66	1,742
Unisource Energy Corp.	100	3,075
Vectren Corp.	300	6,912
Westar Energy, Inc.	400	7,804
WGL Holdings, Inc.	200	6,628
Wisconsin Energy Corp.	1,750	79,047
Xcel Energy, Inc.	1,461	28,110
		1,738,071
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $46,113,000)		48,460,517

Investment Companies (Active International & Global Equities) (11.7%)
Dodge & Cox Global Stock Fund	1,359,408	10,467,440
Longleaf Partners International Fund	614,161	8,266,603
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		18,734,043

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (18.7%)
Partnership (Active Domestic Equity) — 1.0%
ValueAct Capital Partners II, L.P.(a)	$2,044,684	$1,673,000
Partnership (Active International Equity) — 17.7%
Harris Associates International Value, L.P.(a)	8,000,000	13,160,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	6,200,000	3,860,000
Walter Scott International Fund, LLC(a)	9,100,000	11,308,000
Total Partnerships (Active Domestic & International Equities)
(Cost $25,344,684)		30,001,000

TOTAL EQUITY INVESTMENTS
(Cost $87,507,684)		97,195,560

ALTERNATIVE ASSETS (23.0%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	9,000,000	10,812,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	2,696,000
Perry Partners, L.P.(a)	6,319,727	6,352,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	8,253,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,458,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	4,287,000

TOTAL ALTERNATIVE ASSETS
(Cost $33,569,727)		36,858,000

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENTS (13.5%)
Corporate Bonds (5.5%)
Consumer Discretionary — 0.5%
Comcast Corp., 5.70%, due 05/15/18	$10,000	$10,514
Comcast Corp., 6.50%, due 01/15/17	121,000	132,806
COX Communications, Inc., 5.45%, due 12/15/14	70,000	75,196
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	46,752
Time Warner Cable, Inc., 6.75%, due 06/15/39	60,000	64,886
Time Warner Cable, Inc., 7.50%, due 04/01/14	30,000	34,408
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	144,000	151,251
Daimler Finance North America LLC, 4.88%, due 06/15/10	46,000	46,893
Historic TW, Inc., 5.50%, due 11/15/11	35,000	37,212
McDonald's Corp. MTN, 5.00%, due 02/01/19	30,000	31,929
News America, Inc., 6.65%, due 11/15/37	70,000	72,919
Viacom, Inc., 4.38%, due 09/15/14	35,000	35,740
		740,506

Consumer Staples — 0.7%
Bottling Group LLC, 6.95%, due 03/15/14	75,000	87,409
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14	25,000	29,351
Costco Cos., Inc., 5.50%, due 03/15/17	64,000	69,973
CVS Caremark Corp., 5.75%, due 08/15/11	62,000	66,286
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	105,263
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18	70,000	79,575
General Mills, Inc., 6.00%, due 02/15/12	70,000	76,055
Kellogg Co., 5.13%, due 12/03/12	85,000	92,268
Kroger Co./The, 3.90%, due 10/01/15	30,000	30,239
Kroger Co./The, 7.50%, due 01/15/14	35,000	40,334
Kroger Co./The, 7.50%, due 04/01/31	45,000	55,934
PepsiCo, Inc., 4.65%, due 02/15/13	45,000	48,451
Safeway, Inc., 5.00%, due 08/15/19	10,000	10,226
Safeway, Inc., 7.25%, due 02/01/31	54,000	66,162
Walgreen Co., 4.88%, due 08/01/13	50,000	53,897
Walgreen Co., 5.25%, due 01/15/19	55,000	59,793
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	65,000	75,862
		1,047,078
Energy — 0.5%
Anadarko Finance Co., Series B, 6.75%, due 05/01/11	52,000	55,261
Anadarko Finance Co., Series B, 7.50%, due 05/01/31	25,000	27,660
Anadarko Petroleum Corp., 7.63%, due 03/15/14	40,000	45,640
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	36,752
Chevron Corp., 3.95%, due 03/03/14	50,000	52,646
ConocoPhillips Holding Co., 6.95%, due 04/15/29	76,000	89,190
Devon Financing Corp. ULC, 6.88%, due 09/30/11	40,000	43,517
EnCana Corp., 6.50%, due 08/15/34	45,000	49,438
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	60,000	63,907
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	95,000	99,381
Marathon Oil Corp., 5.90%, due 03/15/18	50,000	52,255
Petro-Canada, 6.05%, due 05/15/18	60,000	62,826
TransCanada Pipelines Ltd., 7.25%, due 08/15/38	40,000	49,596
Valero Energy Corp., 6.88%, due 04/15/12	94,000	101,165
XTO Energy, Inc., 5.50%, due 06/15/18	45,000	46,439
		875,673
Financials — 1.4%
American Express Credit Corp., 5.13%, due 08/25/14	75,000	77,581
Bank of America Corp., 5.75%, due 12/01/17	50,000	49,909
Bank of America Corp., 7.63%, due 06/01/19	30,000	33,804
Bank of New York Mellon Corp./The MTN, 4.95%, due 11/01/12	40,000	43,341
Barclays Bank plc, 5.20%, due 07/10/14	100,000	105,632
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	50,561
BNP Paribas MTN, 1.30%, due 06/11/12(b)	50,000	50,557
Boston Properties LP, 6.25%, due 01/15/13	23,000	23,879
BP Capital Markets plc, 3.13%, due 03/10/12	25,000	25,827
BP Capital Markets plc, 5.25%, due 11/07/13	75,000	82,157
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	55,000	56,653
CME Group, Inc., 5.40%, due 08/01/13	45,000	48,646
Credit Suisse/New York NY, 6.00%, due 02/15/18	95,000	99,461
Deutsche Bank AG/London, 4.88%, due 05/20/13	40,000	42,607
Dexia Credit Local, 0.94%, due 09/23/11(b)(c)	50,000	50,479
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	105,425
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	110,000	100,879
General Electric Capital Corp., 5.63%, due 05/01/18	45,000	44,784
General Electric Capital Corp., Series GMTN, 6.00%, due 08/07/19	55,000	55,794
Goldman Sachs Group, Inc./The MTN, 6.00%, due 05/01/14	51,000	55,464
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	60,000	63,115
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	50,000	51,602
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	50,213
JPMorgan Chase & Co., 0.85%, due 12/02/10(b)	100,000	100,782
JPMorgan Chase & Co., 6.30%, due 04/23/19	50,000	54,586
Macquarie Group Ltd., 7.63%, due 08/13/19(c)	40,000	42,904
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	50,000	52,585
Merrill Lynch & Co., Inc., 7.75%, due 05/14/38	45,000	50,711
MetLife, Inc., 6.75%, due 06/01/16	45,000	50,220
Morgan Stanley Dean Witter, 6.60%, due 04/01/12	75,000	81,502
NYSE Euronext, 4.80%, due 06/28/13	60,000	63,739
Prudential Financial, Inc. MTN, 4.75%, due 09/17/15	85,000	84,404
Simon Property Group LP, 5.75%, due 05/01/12	40,000	41,797
Simon Property Group LP, 6.13%, due 05/30/18	50,000	50,379
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	20,653
Wells Fargo & Co., 5.38%, due 02/07/35	105,000	101,716
Wells Fargo & Co., 5.63%, due 12/11/17	25,000	26,260
		2,190,608
Health Care — 0.7%
Abbott Laboratories, 5.13%, due 04/01/19	25,000	26,493
Abbott Laboratories, 5.88%, due 05/15/16	70,000	78,021
Aetna, Inc., 5.75%, due 06/15/11	69,000	72,666
AstraZeneca plc, 5.40%, due 09/15/12	108,000	118,366
Eli Lilly and Co., 5.20%, due 03/15/17	62,000	66,935
Express Scripts, Inc., 7.25%, due 06/15/19	20,000	23,489
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	48,345
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18	45,000	49,297
McKesson Corp., 5.25%, due 03/01/13	47,000	49,687
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	50,354
Merck & Co., Inc., 5.00%, due 06/30/19	50,000	53,342
Pfizer, Inc., 2.25%, due 03/15/11(b)	100,000	102,811
Pfizer, Inc., 6.20%, due 03/15/19	50,000	56,357
Roche Holdings, Inc., 4.50%, due 03/01/12(c)	35,000	37,034
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	46,770
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	41,578
WellPoint, Inc., 5.85%, due 01/15/36	56,000	55,994
Wyeth, 5.50%, due 02/01/14	72,000	78,632
		1,056,171
Industrials — 0.2%
3M Co. MTN, 4.38%, due 08/15/13	50,000	53,536
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	48,223
Lockheed Martin Corp., Series B, 6.15%, due 09/01/36	46,000	52,655
Union Pacific Corp., 6.65%, due 01/15/11	49,000	51,811
United Technologies Corp., 4.88%, due 05/01/15	95,000	103,903
		310,128
Information Technology — 0.3%
Cisco Systems, Inc., 5.90%, due 02/15/39	45,000	48,711
Electronic Data Systems LLC, Series B, 6.00%, due 08/01/13	30,000	33,475
Fiserv, Inc., 6.13%, due 11/20/12	100,000	108,384
Hewlett-Packard Co., 4.50%, due 03/01/13	30,000	32,032
International Business Machines Corp., 5.88%, due 11/29/32	50,000	55,371
Intuit, Inc., 5.75%, due 03/15/17	34,000	35,556
Microsoft Corp., 4.20%, due 06/01/19	65,000	66,923
Microsoft Corp., 5.20%, due 06/01/39	35,000	35,800
Oracle Corp., 5.75%, due 04/15/18	55,000	60,601
Western Union Co./The, 5.93%, due 10/01/16	80,000	86,689
		563,542
Materials — 0.3%
ArcelorMittal, 5.38%, due 06/01/13	70,000	71,565
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	51,838
Dow Chemical Co./The, 4.85%, due 08/15/12	50,000	51,993
E.I. Du Pont de Nemours & Co., 6.00%, due 07/15/18	40,000	44,739
Potash Corp of Saskatchewan, Inc., 3.75%, due 09/30/15	90,000	89,808
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	113,130
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	40,347
		463,420
Telecommunication Services — 0.5%
France Telecom SA, 8.50%, due 03/01/31	40,000	55,307
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	170,010
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	41,065
Rogers Communications, Inc., 6.80%, due 08/15/18	45,000	50,502
Telecom Italia Capital SA, 4.88%, due 10/01/10	54,000	55,507
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	61,417
Telecom Italia Capital SA, 6.18%, due 06/18/14	35,000	37,966
Telefonica Emisiones SAU, 4.95%, due 01/15/15	35,000	37,128
Telefonica Emisiones SAU, 6.22%, due 07/03/17	60,000	66,234
Verizon Communications, Inc., 5.25%, due 04/15/13	45,000	48,726
Verizon Communications, Inc., 5.85%, due 09/15/35	60,000	60,406
Verizon Communications, Inc., 8.75%, due 11/01/18	35,000	43,724
Verizon Wireless Capital LLC, 7.38%, due 11/15/13(c)	25,000	28,709
Vodafone Group plc, 4.15%, due 06/10/14	50,000	51,346
Vodafone Group plc, 5.45%, due 06/10/19	30,000	31,236
Vodafone Group plc, 6.15%, due 02/27/37	40,000	42,774
		882,057
Utilities — 0.4%
Consolidated Edison Co. of New York, Inc., Series 99-B, 7.15%, due 12/01/09	50,000	50,518
Dominion Resources, Inc./VA, 5.20%, due 08/15/19	50,000	51,916
Dominion Resources, Inc./VA, 8.88%, due 01/15/19	15,000	18,978
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	59,908
Exelon Corp., 4.90%, due 06/15/15	100,000	103,660
Exelon Generation Co. LLC, 5.20%, due 10/01/19	25,000	25,274
FPL Group Capital, Inc., 6.00%, due 03/01/19	25,000	28,034
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,568
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	90,000	97,150
Pacific Gas & Electric Co., 1.25%, due 06/10/10(b)	25,000	25,140
Pacific Gas & Electric Co., 6.05%, due 03/01/34	54,000	60,070
Veolia Environnement, 5.25%, due 06/03/13	45,000	47,175
		599,391
Foreign Government Securities (0.8%)
Brazilian Government International Bond, 7.88%, due 03/07/15	80,000	94,320
Chile Government International Bond, 5.50%, due 01/15/13	130,000	145,093
Israel Government International Bond, 5.50%, due 11/09/16	28,000	30,360
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,564
Malaysia Government International Bond, 7.50%, due 07/15/11	130,000	142,277
Mexico Government International Bond MTN, 6.38%, due 01/16/13	80,000	87,720
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	42,000	46,200
Mexico Government International Bond, 9.88%, due 02/01/10	46,000	47,196
Peruvian Government International Bond, 8.38%, due 05/03/16	90,000	109,575
Poland Government International Bond, 5.00%, due 10/19/15	174,000	183,843
Republic of Korea, 4.88%, due 09/22/14	53,000	55,262
South Africa Government International Bond, 6.88%, due 05/27/19	200,000	223,000
		1,205,410
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO, Series 2009, 7.55%, due 04/01/39	70,000	77,803

Supranational — 0.1%
International Bank for Reconstruction & Development, 1.65%, due 05/18/11	100,000	100,738

U.S. Government Agency Mortgage-Backed Securities (5.0%)
Federal Home Loan Mortgage Corp. (0.6%)
5.50%, due 10/01/37	520,011	545,064
6.00%, due 11/01/36	400,835	424,284
		969,348
Federal National Mortgage Association (2.5%)
5.00%, due 06/01/33	508,712	528,385
5.00%, due 09/01/33	564,445	585,988
5.00%, due 10/25/39, TBA	860,000	888,218
5.50%, due 04/01/34	452,680	476,455
5.50%, due 05/01/34	76,859	80,863
5.50%, due 04/01/36	342,506	359,703
5.50%, due 03/01/37	839,235	880,191
5.87%, due 12/01/36(b)	136,479	144,321
		3,944,124
Government National Mortgage Association (1.9%)
5.50%, due 09/15/38	304,501	320,369
5.50%, due 01/15/39	860,735	904,847
6.00%, due 07/15/38	463,851	490,668
6.00%, due 01/15/39	606,199	641,245
6.50%, due 10/20/37	608,833	647,408
		3,004,537
U.S. Government Agency Securities (0.8%)
Federal Home Loan Bank System (0.3%)
0.40%, due 02/19/10(b)	500,000	500,175
4.00%, due 09/06/13	20,000	21,358
		521,533
Federal National Mortgage Association (0.5%)
0.40%, due 02/12/10(b)	500,000	500,138
2.75%, due 03/13/14	309,000	313,771
3.00%, due 09/16/14	50,000	50,826
		864,735
U.S. Treasury Securities (1.3%)
U.S. Treasury Bond (0.4%)
0.88%, due 04/15/10 (e)	600,000	682,263

U.S. Treasury Notes (0.9%)
2.75%, due 02/15/19 (e)	390,000	372,176
3.00%, due 08/31/16	787,000	791,673
3.13%, due 08/31/13	230,000	241,051
3.63%, due 10/31/09 (e)	50,000	50,140
3.88%, due 05/15/18	32,000	33,537
		1,488,577
TOTAL FIXED INCOME INVESTMENTS
(Cost $20,713,312)		21,587,642

SHORT-TERM INVESTMENTS (5.2%)
Commercial Paper (0.2%)
JPMorgan Chase & Co., 0.15%, 10/1/09	256,776	256,776

U.S. Government Agency Securities (4.8%)
Federal Agricultural Mortgage Corp. Discount Note
0.00%, due 10/22/09 (d)	1,500,000	1,499,885
Federal Farm Credit Bank
0.90%, due 12/16/09	1,000,000	1,001,248
Federal Home Loan Bank System Discount Note
0.00%, due 10/14/09(d)	600,000	599,980
0.00%, due 1/21/10(d)	1,150,000	1,149,642
0.00%, due 3/26/10 (d)	140,000	139,897
0.00%, due 7/14/10 (d)	450,000	449,178
Federal Home Loan Mortgage Corp. Discount Note
0.00%, due 11/23/09 (d)	800,000	799,906
0.00%, due 2/8/10(d)	160,000	159,931
0.00%, due 7/13/10 (d)	550,000	548,998
Federal National Mortgage Association Discount Note
0.00%, due 11/2/09(d)	1,500,000	1,499,838
		7,848,503
U.S. Treasury Securities (0.2%)
U.S. Treasury Bill
0.00%, due 12/10/09	110,000	109,986
0.00%, due 3/25/10	220,000	219,829
		329,815
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,427,896)		8,435,094

TOTAL INVESTMENTS (102.4%)
(Cost $150,218,619) (f)		$164,076,296
Liabilities in Excess of Other Assets (-2.4%)		(3,849,729)
NET ASSETS (100.0%)		$160,226,567

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable for semi-annual reports.
(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the registrant’s Board of Directors has adopted procedures by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By: /s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer

November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President and Chief Executive Officer

November 20, 2009

By: /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Principal Financial Officer

November 20, 2009